As filed with the Securities and Exchange Commission on February 13, 2004


                                       Registration Nos. 333-62270 and 811-10399
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                            ------------------------
                                    FORM N-1A


               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
                     1933 Pre-Effective Amendment No. _____
                       Post-Effective Amendment No. 7                   [X]
                                     and/or


                             REGISTRATION STATEMENT
                    Under the Investment Company Act Of 1940


                               Amendment No. 9                          [X]


                             HENDERSON GLOBAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's Telephone Number, Including Area Code: (312) 397-1122

          (Name and Address of Agent for Service)           Copy to:

             BRIAN C. BOOKER                            CATHY G. O'KELLY
  737 NORTH MICHIGAN AVENUE, SUITE 1950        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
         CHICAGO, ILLINOIS 60611                    222 NORTH LASALLE STREET
                                                    CHICAGO, ILLINOIS 60601
========================================================================



It is proposed that this filing will become effective: (check appropriate box)
          ____ immediately upon filing pursuant to paragraph (b); or
          ____ on _________ pursuant to paragraph (b); or
          ____ 60 days after filing pursuant to paragraph (a)(1); or
          ____ on (date) pursuant to paragraph (a)(1); or _X__ 75 days after filing pursuant to paragraph (a)(2); or ____ on (date) pursuant to paragraph (a)(2) of Rule 485.



If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Henderson U.S. Core Growth Fund

Prospectus

                                                                April __, 2004

                                                                Class A Shares
                                                                Class B Shares
                                                                Class C Shares

This Prospectus contains important information about the investment objective, strategies and risks of the Henderson U.S. Core Growth Fund (the "Fund") that you should know before you invest in it. Please read it carefully and keep it with your investment records. The Fund is diversified. The Fund's investment objective is to seek capital appreciation primarily through investment in equity securities of companies domiciled in the United States. The Fund is a separate series of Henderson Global Funds (the "Funds").

As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

TABLE OF CONTENTS

FUND

SUMMARY........................................................................x
Investment Objective...........................................................x
Principal Investment Strategies................................................x
Principal Risks................................................................x
Who Should Invest in the Fund..................................................x
FEES AND EXPENSES
SUMMARY........................................................................x
Shareholder Fees...............................................................x
Annual Fund Operating Expenses.................................................x
Example of Expenses............................................................x
Performance Information........................................................x
INVESTMENT STRATEGIES AND RISKS................................................x
How the Fund Invests...........................................................x
Investment Risks of the Fund...................................................x
MANAGEMENT OF THE FUND.........................................................x
Investment Adviser and Subadviser..............................................x
Portfolio Managers.............................................................x
Adviser's Related Performance Information .....................................x
DESCRIPTION OF SHARE CLASSES...................................................x
Applicable Sales Charge --  Class A Shares.....................................x
Sales Charge Waivers - Class A Shares..........................................x
Sales Charge Reductions - Class A Shares.......................................x
Applicable Sales Charge- Class B Shares........................................x
Applicable Sales Charge- Class C Shares........................................x
Contingent Deferred Sales Charge...............................................x
Distribution and Service Fees..................................................x
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES....................................x
How to Purchase Shares.........................................................x
Opening Your Account...........................................................x
Adding to Your Account.........................................................x
How to Exchange Shares.........................................................x
How to Redeem Shares...........................................................x
Other Considerations...........................................................x
INVESTOR SERVICES AND PROGRAMS.................................................x
Distribution Options...........................................................x
Purchase and Redemption Programs...............................................x
OTHER INFORMATION..............................................................x
Pricing of Fund Shares.........................................................x
Distributions..................................................................x
Tax Considerations.............................................................x
Provision of Annual and Semi-Annual Reports and Prospectuses...................x

Back Cover for Additional Information

FUND SUMMARY

INVESTMENT OBJECTIVE

     The Fund's investment objective is to seek capital appreciation primarily through investment in equity securities of companies domiciled in the United States.

PRINCIPAL INVESTMENT STRATEGIES

     Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies domiciled in the United States. Under normal market circumstances, the Fund will invest at least 90% of its total assets in equity securities and 80% to 90% of the portfolio will be invested in the 1000 largest companies based on market capitalization domiciled in the United States. The Fund's investments in these companies will be primarily in equity securities, such as common and preferred stock and securities convertible into common stock. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund's objective.

     The Fund's portfolio managers will use a bottom-up investment process to focus on companies that show superior prospects for earnings growth. By developing and maintaining contacts with management, customers, competitors and suppliers of current and potential portfolio companies, the portfolio managers attempt to invest in those companies undergoing positive changes as attractive potential investment opportunities. The portfolio managers believe these companies offer unique and potentially superior investment opportunities.

     Additionally, companies in which the Fund invests typically will show strong earnings growth when compared to the previous year's comparable period. The portfolio managers generally avoid companies that have excessive levels of debt. The portfolio managers also favor portfolio investments in companies whose price-to-earnings ratio when the securities are purchased is less than that company's projected growth rate for the coming year. In selecting companies for inclusion in the portfolio, the portfolio managers consider a company's:

               o    growth rate of earnings
               o    financial performance
               o    management strengths and weaknesses
               o    current market valuation in relation to earnings growth
               o    historic and comparable company valuations
               o level and nature of the company's debt, cash flow and working capital
               o    quality of the company's assets

     OTHER PRINCIPAL INVESTMENT STRATEGIES

     While portfolio securities are generally acquired for the long term, they may be sold under any of the following circumstances:

               o the anticipated price appreciation has been achieved or is no longer probable

               o the company's fundamentals appear, in the analysis of the portfolio managers, to be deteriorating
               o general market expectations regarding the company's future performance exceed those expectations held by the portfolio managers
               o alternative investments offer, in the view of the portfolio managers, superior potential for appreciation

PRINCIPAL RISKS

     The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

     o MARKET AND EQUITY SECURITIES RISK. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. To the extent that the majority of the Fund's portfolio consists of common stocks, it is expected that the Fund's net asset value ("NAV") will be subject to greater price fluctuation than a portfolio containing mostly fixed income securities.

     o GEOGRAPHIC FOCUS RISK. The risk that U.S. issuers will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in the U.S. Developments in the U.S. economy will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

     o MARKET SEGMENT RISK. Investors are also subject to the risk that the Fund's market segment, the largest 1000 U.S. companies, may underperform other equity market segments or the equity markets as a whole.

     o FREQUENT TRADING RISK. The risk that frequent buying and selling of investments involve higher trading costs and other expenses and may increase the amount of taxes payable by shareholders. The Fund's portfolio turnover rate may be 100% or more.

WHO SHOULD INVEST IN THE FUND?

     The Fund may be an appropriate investment for you if you:

     o    Want a professionally managed portfolio
     o Are looking for exposure to equity securities in U.S. large capitalization companies
     o    Are not looking for a significant amount of current income

FEES AND EXPENSES SUMMARY

The Fund offers three different Classes of shares. Although your money will be invested the same way no matter which Class of shares you buy, there are differences among the fees and expenses associated with each Class. For more information about which share Class may be right for you, see "Description of Share Classes."

This table shows the different fees and expenses that you may pay if you buy and hold the different Classes of shares of the Fund. Please note that the following information does not include fees that institutions may charge for services they provide to you. Future expenses may be greater or less than those indicated on the next page.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(*)
--------------------------------------------------------- ------------------ ----------------- ----------------
                                                          CLASS A            CLASS B           CLASS C
--------------------------------------------------------- ------------------ ----------------- ----------------
Maximum Sales Charge (Load)                               5.75% (a)          5.00%(d)          2.00% (a)
--------------------------------------------------------- ------------------ ----------------- ----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a    5.75% (a)          None              1.00% (b)
percentage of the Offering Price)
--------------------------------------------------------- ------------------ ----------------- ----------------
Maximum Deferred Sales Charge (Load)   (as a percentage   None (c)           5.00% (d)         1.00% (e)
of the Offering Price)
--------------------------------------------------------- ------------------ ----------------- ----------------
Redemption Fee (f)                                        2.00%              None              None
--------------------------------------------------------- ------------------ ----------------- ----------------

(a) The sales charge declines as the amount invested increases. An initial sales charge will not be deducted from your purchase if you buy $1 million or more of Class A shares, or if your Class A purchase meets certain requirements.
(b) An initial sales charges will not be deducted from your purchase if your Class C purchase meets certain requirements.
(c) A contingent deferred sales charge ("CDSC") of 1% is applied to redemptions of Class A shares within one year of investment that were purchased with no initial sales charge as a part of an investment of $1 million or more.
(d) The CDSC payable upon redemption of Class B shares declines over time.
(e) A CDSC of up to 1% may be imposed on certain redemptions of Class C shares. The CDSC applies to redemption of Class C shares within 18 months of purchase.
(f) Class A shares redeemed within 30 days of purchase, including redeeming by exchange, may be subject to a 2.00% redemption fee. The fee may be waived for assets invested through certain wrap programs or retirement plans, or for redemptions that meet certain requirements.
(*) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE PAID FROM FUND ASSETS) As a percentage of estimated average net assets

--------------------------------------------------------- ------------------ ----------------- ----------------
                                                          CLASS A            CLASS B           CLASS C
--------------------------------------------------------- ------------------ ----------------- ----------------
Management Fees                                             1.10%              1.10%           1.10%
--------------------------------------------------------- ------------------ ----------------- ----------------
Distribution and Service (12b-1) Fee (a)                    0.25%              1.00%           1.00%
--------------------------------------------------------- ------------------ ----------------- ----------------
Other Expenses (b)                                          1.30%              1.30%           1.30%
--------------------------------------------------------- ------------------ ----------------- ----------------
         Total Operating Expenses                           2.65%              3.40%           3.40%
--------------------------------------------------------- ------------------ ----------------- ----------------
Fee Waiver and Expense Reimbursement (c)                    0.65%              0.65%           0.65%
--------------------------------------------------------- ------------------ ----------------- ----------------
         Net Operating Expenses (c)                         2.00%              2.75%           2.75%
--------------------------------------------------------- ------------------ ----------------- ----------------

(a) The Fund has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of Class A, B and C shares and the services provided to you by your financial adviser (referred to as distribution and service fees).
(b)  Other Expenses are based on estimated amounts for the current fiscal year.
(c) The Fund's adviser has agreed, through July 31, 2007, to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual ordinary operating expenses, less distribution and service fees, to 1.75% of the Fund's average daily net assets. Until July 31, 2007, the adviser may subsequently recover from the Fund expenses reimbursed if the Fund's expense ratio including the recovered expenses falls below the expense limitation.

EXAMPLE OF EXPENSES

     These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example is hypothetical; your actual costs and returns may be higher or lower. The examples assume that:

     o You invest $10,000 in the Fund for the time periods indicated and then you redeem all your shares at the end of those periods

     o Your investment has a 5% return each year and dividends and other distributions are reinvested

     o The Fund's operating expenses reflect contractual waivers and reimbursements for applicable periods

     Based upon these assumptions:


                                 If you sell your shares,                      If you don't sell your shares
                                   your costs would be:                             your costs would be:-
-------------------------- ---------------- --------------------- ----------------------- ----------------------------
                               1-YEAR              3-YEAR                 1-YEAR                     3-YEAR

-------------------------- ---------------- --------------------- ----------------------- ----------------------------
     Class A                    $766               $1,167                  $766                     $1,167
-------------------------- ---------------- --------------------- ----------------------- ----------------------------
     Class B                     678               1,153                   278                        853
-------------------------- ---------------- --------------------- ----------------------- ----------------------------
     Class C                     474                945                    375                        945
-------------------------- ---------------- --------------------- ----------------------- ----------------------------

PERFORMANCE INFORMATION

     As of the date of this prospectus, the Fund had not yet completed a full calendar year of investment operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark index selected for the Fund. Performance information for the Fund will be included in the Fund's next annual or semi-annual report. Past performance is not indicative of future performance. Performance for another fund managed by the Fund's portfolio managers is on page 11.

INVESTMENT STRATEGIES AND RISKS

HOW THE FUND INVESTS

     The Fund's investment objective is to seek capital appreciation primarily through investment in equity securities of companies domiciled in the United States. Realization of current income will not be a significant investment consideration and any such income should be considered incidental to the Fund's objectives.

     The Fund's portfolio managers build all of the Fund's sector and industry exposures from the bottom up, based on individual company analysis, while managing exposure risks from the top down. The cornerstone of the portfolio managers' in-house fundamental analysis is ongoing contact with the management, customers, competitors and suppliers of both current and potential investments.

     Generally, all the securities in which the Fund may invest will be traded on domestic securities exchanges or in the over-the-counter markets. The Fund also may invest up to 20% of its total assets in securities of companies domiciled outside of the United States. However, all foreign securities that the Fund may acquire will be traded on domestic U.S. exchanges.

     OTHER INVESTMENT STRATEGIES

     As a temporary measure for defensive purposes, the Fund may invest up to 100% of its assets in other types of securities such as nonconvertible debt securities, government and money market securities of U.S. and non-U.S. issuers, or hold cash. The Fund may make these investments or increase its investment in these securities when the portfolio managers are unable to find enough attractive long-term investments, to reduce exposure to the Fund's primary investments when the portfolio managers believe it is advisable to do so, or to meet anticipated levels of redemption. Investments in short-term debt securities can be sold easily and have limited risk of loss but earn only limited returns and may limit the Fund's ability to meet its investment objective.

INVESTMENT RISKS OF THE FUND

     This section contains a summary discussion of the general risks of investing in the Fund. As with any mutual fund, there can be no guarantee that the Fund will meet its goals or that the Fund's performance will be positive for any period of time.

     o MARKET AND EQUITY SECURITIES RISK. The risk that the stock price of one or more of the companies in the Fund's portfolio will fall, or will fail to rise. Many factors can adversely affect a stock's performance, including both general financial market conditions and factors related to a specific company or industry. Common stock represents an ownership interest in a company. The value of a company's stock may fall (or fail to rise) as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company's stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company's stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

          The Fund may purchase stocks that trade at a higher multiple of current earnings than other stocks. The value of such stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If the portfolio managers' assessment of the prospects for a company's earnings growth is wrong, or if the portfolio managers' judgment of how other investors will value the company's earnings growth is wrong, then the price of the company's stock may fall or not approach the value that a manager has placed on it.

          Companies whose stock the portfolio managers believe is undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the portfolio managers' assessment of a company's prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company's stock may fall or may not approach the value that the portfolio managers have placed on it.

     o GEOGRAPHIC FOCUS RISK. The risk that U.S. issuers will be impacted by the market conditions, legislative or regulatory changes, competition, or political, economic or other developments in the U.S. Developments in the U.S. economy will generally have a greater effect on the Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

     o MARKET SEGMENT RISK. Investors are also subject to the risk that the Fund's market segment, the largest 1000 U.S. companies, may underperform other equity market segments or the U.S. equity markets as a whole.

     o FREQUENT TRADING RISK. The risk that frequent buying and selling of investments involves higher trading costs and other expenses and may increase the amount of taxes payable by shareholders. The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains. The payment of taxes on these gains could adversely affect your after tax return on your investment in the Fund. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. The Fund's portfolio turnover rate may be 100% or more.

     o OVERWEIGHTING IN CERTAIN MARKET SECTORS. The percentage of the Fund's assets invested in various industries and sectors will vary from time to time depending on the portfolio managers' perception of investment opportunities. Investments in particular industries or sectors may be more volatile than the overall stock market. Consequently, a higher percentage of holdings in a particular industry or sector may have the potential for a greater impact on the Fund's net asset value.

     DEFENSIVE INVESTMENT STRATEGIES. In addition, the Fund may depart from its principal investment strategies by temporarily investing for defensive purposes in short-term obligations (such as cash or cash equivalents) when adverse market, economic or political conditions exist. To the extent that the Fund invests defensively, it may not be able to pursue its investment objective. The Fund's defensive investment position may not be effective in protecting its value.

     CHANGES IN POLICIES. The Trustees may change the Fund's investment objective, investment strategies and other policies without shareholder approval, except as otherwise indicated. With respect to the Fund's policy under normal circumstances to invest at least 80% of its net assets in securities of companies domiciled in the United States, the Fund will give shareholders at least 60 days notice of any change to this policy.

     FURTHER INFORMATION ON INVESTMENT STRATEGIES AND RISKS. The Fund may invest in various types of securities and engage in various investment techniques and practices which are not the principal focus of the Fund and therefore are not described in this Prospectus. The types of securities and investment techniques and practices in which the Fund may engage are discussed, together with their risks, in the Fund's Statement of Additional Information ("SAI") which you may obtain by contacting shareholder services. (See back cover for address and phone number.)

MANAGEMENT OF THE FUND

INVESTMENT ADVISER AND SUBADVISER

     Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, IL 60611, referred to herein as "the Adviser," is the Fund's investment adviser. Gardner Lewis Asset Management L.P., 285 Wilmington - West Chester Pike, Chadds Ford, PA 19317, referred to herein as "Gardner Lewis," is the subadviser for the Fund. The Adviser is an indirect, wholly-owned subsidiary of HHG plc, referred to as "HHG" and, together with its subsidiaries, as "Henderson Global Investors" in this prospectus. Gardner Lewis was established as a Delaware corporation in 1990, converted to a Pennsylvania limited partnership in 1994 and is controlled by W. Whitfield Gardner. Mr. Gardner, Chairman and Chief Executive Officer of Gardner Lewis, and John L. Lewis, IV, President of Gardner Lewis, are control persons by ownership of Gardner Lewis. As of June 30, 2003, the Adviser and Gardner Lewis had approximately $2.39 billion and $1.5 billion of assets under management, respectively.

     As a global money manager, Henderson Global Investors provides a full spectrum of investment products and services to institutions and individuals in Asia Pacific, Europe, and both North and South America. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, Henderson Global Investors has been managing assets for clients since 1934. Today, Henderson Global Investors' business is a dynamic multi-skill, multi-asset management business with a fast growing worldwide distribution network.

     The Adviser provides administrative services and facilities to the Fund. For these services, the Adviser is entitled to an annual management fee as set forth in the Fees and Expenses Summary. Gardner Lewis provides investment management services to the Fund (including portfolio management and trade execution).

PORTFOLIO MANAGERS

     The Fund is managed by W. Whitfield Gardner and John L. Lewis, IV.

     W. Whitfield Gardner has served as Chairman and Chief Executive Officer of Gardner Lewis Asset Management since the firm's founding in 1990. Previously, he was a lead portfolio manager with Friess Associates and its Brandywine Fund. Prior to joining Friess Associates, he worked as an investment analyst with Investments Orange Nassau, a Netherlands based venture capital firm with interests in both private and public companies. This position stemmed from employment with Mbank, then a $20 billion bank holding company, where he analyzed companies as well as industry groups. He began his investment career at Lehman Brothers Kuhn Loeb (prior to the Shearson merger).

     John L. Lewis, IV has served as President of Gardner Lewis Asset Management since the firm's founding in 1990. Previously, he was a portfolio manager with Friess Associates and its Brandywine Fund. Prior to joining Friess Associates, Mr. Lewis worked as an equity research consultant with Branch Cabell & Company.

SUBADVISER'S RELATED PERFORMANCE INFORMATION

     The performance figures shown below represent the total returns for the Chesapeake Core Growth Fund ("Chesapeake Fund"), a diversified separate investment portfolio of the Gardner Lewis Investment Trust ("Trust"), which is managed by Gardner Lewis. The Chesapeake Fund has substantially similar investment policies, strategies and objectives as those of the Fund. The Chesapeake Fund is managed by W. Whitfield Gardner and John L. Lewis, IV, the portfolio managers of the Fund.

     When you consider this information, please remember that the Chesapeake Fund's performance in past years is not necessarily an indication of how the Fund will perform in the future.

     The expense ratios for the Chesapeake Fund are lower than those of the Fund. In addition, the Chesapeake Fund shares are not subject to sales loads or distribution fees. If the expense ratios for the Chesapeake Fund had been as high as those for the Fund, the performance would have been lower. See "Fees and Expenses" above.

     The performance information below should not be viewed as a substitute for the Fund's own performance.

     AVERAGE ANNUAL TOTAL RETURNS
     for periods ended December 31, 2003

     -------------------------------------------- --------------- ----------------- ---------------------
                                                                                        SINCE
                                                  1 YEAR %        5 YEARS %             INCEPTION1 %
     -------------------------------------------- --------------- ----------------- ---------------------

     Chesapeake Core Growth Fund                    42.42%          8.23%           10.60%
     -------------------------------------------- --------------- ----------------- ---------------------
     S&P 500 Index2                               28.68%            (0.57)%         4.13%
     -------------------------------------------- --------------- ----------------- ---------------------

     1  The inception date for the Chesapeake Fund is September 29, 1997
     2 The S&P 500 Index is a capital weighted, unmanaged index representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange. It is not possible to invest directly in an index. The S&P 500 Index reflects no deduction for fees, expenses or taxes.

DESCRIPTION OF SHARE CLASSES

     The Fund offers Class A, B and C shares through this prospectus. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the Classes of shares:

CLASS A SHARES

               o Front end sales charge. There are several ways to reduce these sales charges.
               o    Lower annual expenses than Class B and Class C shares.
               o No CDSC, except purchases over $1 million for which no front end sales charge was paid are subject to a 1% CDSC for redemptions within one year of investment.
               o Class A shares pay distribution and service fees of 0.25% of net assets annually.

     In certain circumstances, front end sales charges are waived. These circumstances are described under "Sales Charge Waivers - Class A Shares."

CLASS B SHARES

               o No front end sales charge. All your money goes to work for you right away.
               o    Higher annual expenses than Class A shares.
               o    A CDSC on shares you sell within six years of purchase.
               o Automatic conversion to Class A shares approximately eight years after issuance, thus reducing future annual expenses.
               o Class B shares pay distribution and service fees of 1.00% of net assets annually.
               o    CDSC is waived for certain types of redemptions.

CLASS C SHARES

               o    Front end sales charge.
               o A 1% CDSC for redemptions made within eighteen months of investing, and no CDSC thereafter.
               o    Shares do not convert to another Class.
               o    Higher annual expenses than Class A shares.
               o Class C shares pay distribution and service fees of 1.00% of net assets annually.
               o    CDSC is waived for certain types of redemptions.

     In certain circumstances, front end sales charges are waived. These circumstances are described under "Sales Charge Waivers - Class C Shares."

     If you are purchasing Class B or Class C shares in an amount of $100,000 or more, you should consult with your financial advisor to determine whether a different share Class is more beneficial given your circumstances.

     Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to each of these Classes of shares.

     If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees, or from the Adviser. These commissions and concessions are described in the SAI.

     The Fund may waive the initial sales charge and initial and subsequent investment minimums on Class A shares for purchases through certain investment professionals that sponsor electronic mutual fund marketplaces and receive no portion of the sales charge. Investors may be charged a fee by such investment professionals if they effect transactions through them.

APPLICABLE SALES CHARGE- CLASS A SHARES

     You can purchase Class A shares at the net asset value per share (NAV) plus an initial sales charge (referred to as the Offering Price). The sales charge as a percentage of your investment decreases as the amount you invest increases. The current sales charge rates are as follows:


         ----------------------------------------- --------------------------------------- --------------------------
         Amount of Purchase                           Sales Charge* as Percentage of:
                                                                                           Dealer
                                                                                           Reallowance as a
                                                                                           Percentage of the
                                                   Offering Price     Net Amount Invested  Offering Price
         ----------------------------------------- ------------------ -------------------- --------------------------
         Less than $50,000                         5.75%              6.10%                5.00%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $50,000 but less than $100,000            4.75%              4.99%                4.50%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $100,000 but less than $250,000           4.00%              4.17%                3.75%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $250,000 but less than $500,000           3.00%              3.09%                2.75%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $500,000 but less than $1,000,000         2.20%              2.25%                1.95%
         ----------------------------------------- ------------------ -------------------- --------------------------
         $1,000,000 or more                        None**             None**               None***
         ----------------------------------------- ------------------ -------------------- --------------------------

         *Because of rounding in the calculation of offering price, actual sales charges you pay may be more or less than those calculated using these percentages.

         **No initial sales charge applies on investments of $1 million or more. However, a CDSC of 1% is imposed on certain redemptions of such investments within one year of purchase.

         ***The distributor (the "Distributor") pays a sales commission of up to 1.00% of the offering price of Class A shares to brokers that initiate and are responsible for purchases of $1 million or more.

     YOU MAY BE ELIGIBLE FOR REDUCTIONS AND WAIVERS OF SALES CHARGES. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is set forth below. You may consult your financial adviser or the Adviser for assistance. You may need to provide your financial advisor with the information necessary to take full advantage of reduced or waived Class A sales charges.

SALES CHARGE WAIVERS - CLASS A SHARES

     The Fund will waive the initial sales charge on Class A shares for the following types of purchases:

     1.   Dividend reinvestment programs;

     2. Purchase by any other investment company in connection with the combination of such company with the Fund by merger, acquisition of assets or otherwise;

     3. Reinvestment by a shareholder who has redeemed shares in the Fund and reinvests in the Fund, provided the reinvestment is made within 90 days of the redemption;

     4. Purchase by a tax-exempt organization enumerated in Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and private, charitable foundations that in each case make a lump-sum purchase of $100,000 or more;

     5. Purchase by a unit investment trust registered under the Investment Company Act of 1940 Act, as amended (the "1940 Act") which has shares of the Fund as a principal investment;

     6. Purchase by a financial institution purchasing Class A shares of the Fund for clients participating in a fee based asset allocation program or wrap fee program which has been approved by the Fund's Distributor;

     7. Purchase by registered investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fees for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisers or financial planners on the books and records of a broker or agent;

     8. Purchases of retirement or deferred plans and trusts including those defined in Section 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts";

     9. A purchase of $1 million or more of Class A shares among the Fund and other Henderson Global Funds; and

     10. Purchase by an employee or family member of an employee of the Adviser or its affiliates.

     Investors who qualify under any of the categories described above should contact their brokerage firms. For further information on sales charge waivers, call 866.3HENDERSON (or 866.343.6337).

SALES CHARGE REDUCTIONS - CLASS A SHARES

     You may qualify for reduced sales charges in the following cases:

     o LETTER OF INTENT. If you intend to purchase at least $50,000 of Class A shares of the Fund and other Henderson Global Funds, you may wish to complete the Letter of Intent section of your account application form. By doing so, you agree to invest a certain amount over a 13-month period. You would pay a sales charge on any Class A shares you purchase during the 13 months based on the total amount to be invested under the Letter of Intent. You can apply any investments you made in any of the Henderson Global Funds during the preceding 90-day period toward fulfillment of the Letter of Intent (although there will be no refund of sales charges you paid during the 90-day period).

          You are not obligated to purchase the amount specified in the Letter of Intent. If you purchase less than the amount specified, however, you must pay the difference between the sales charge paid and the sales charge applicable to the purchases actually made. The Fund's custodian will hold such amount in shares in escrow. The custodian will pay the escrowed funds to your account at the end of the 13 months unless you do not complete your intended investment.

     o RIGHTS OF COMBINATION. Investors eligible to receive volume discounts are individuals, their spouses, their children under age 21, tax-qualified employee benefit plans and a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account even though more than one beneficiary is involved. You also may combine the value of Class A shares you already hold in the Fund and Class A shares of other funds advised by the Adviser along with the value of the Class A shares being purchased to qualify for a reduced sales charge. For example, if you own Class A shares of the Fund that have an aggregate value of $100,000, and make an additional investment in Class A shares of the Fund of $4,000, the sales charge applicable to the additional investment would be 4.00%, rather than the 5.75% normally charged on a $4,000 purchase. Please contact your broker to establish a new account under Rights of Combination.

     o RIGHT OF ACCUMULATION. You may add the value of any other Class A shares of the Fund you already own to the amount of your next Class A share investment for purposes of calculating the sales charge at the time of the current purchase.

     Certain brokers or financial advisers may not offer these programs or may impose conditions or fees to use these programs. You should consult with your broker or your financial adviser prior to purchasing the Fund's shares.

     For further information on sales charge reductions, call 866.3HENDERSON (or 866.343.6337).

APPLICABLE SALES CHARGE - CLASS B SHARES

     You pay no initial sales charge if you purchase Class B shares. However, a CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for Class B shares is set forth under "Contingent Deferred Sales Charge."

     The Distributor pays sales commissions at the time of sale of up to 4.00% of the purchase price of Class B shares of the Fund to brokers that initiate and are responsible for purchases of such Class B shares of the Fund.

     CONVERSION FEATURE - CLASS B SHARES:

     o Class B shares of a Fund automatically convert to Class A shares of the Fund eight years after you acquired such shares. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

     o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A shares, which will increase your investment return compared to the Class B shares.

     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

     o If you exchange Class B shares of one Fund for Class B shares of another Henderson Global Fund, your holding period will be calculated from the time of your original purchase of Class B shares.

     o The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

     The Board of Trustees may suspend the automatic conversion of Class B shares to Class A shares for legal reasons or due to the exercise of its fiduciary duty. If the Board of Trustees determines that such suspension is likely to continue for a substantial period of time, it will create another Class of shares into which Class B shares are convertible.

APPLICABLE SALES CHARGE - CLASS C SHARES

     You may purchase Class C shares at NAV plus an initial sales charge of 1% (referred to as the Offering Price). In addition, a 1% CDSC will apply to redemptions of shares made within eighteen months of buying them, as discussed below. The current sales charge rates are as follows:

    ----------------------------- ----------------------------------------- -----------------------------------------
                                       Sales Charge as Percentage of:                        Dealer
                                                                                          Reallowance
                                                           Net Amount                 as a Percentage of
    Amount of Purchase              Offering Price         Invested                   the Offering Price
    ----------------------------- -------------------- -------------------- -----------------------------------------
    Investment Amount                    1.00%                1.01%                          1.00%
    ----------------------------- -------------------- -------------------- -----------------------------------------

     The Distributor pays sales commissions (in addition to dealer reallowances) at the time of sale of up to 1.00% of the purchase price of Class C shares of the Fund to brokers that initiate and are responsible for purchases of such Class C shares of the Fund.

SALES CHARGE WAIVER - CLASS C SHARES

     The 1.00% initial sales charge for purchases of Class C shares will be waived on purchases of Class C shares through financial intermediaries that have entered into an agreement with the Distributor that allows the waiver of the sales charge and dealer reallowance. In such cases, although the sales charge and dealer reallowance is waived, the Distributor will continue to pay sales commissions of up to 1.00% of the purchase price of Class C shares to such financial intermediaries at the time of sale.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

     You pay a CDSC when you redeem:

     o Class A shares that were bought without paying a front end sales charge as part of an investment of at least $1 million within one year of purchase;

     o    Class B shares within six years of purchase;

     o    Class C shares within eighteen months of purchase.

     The CDSC payable upon redemption of Class C shares or Class A shares in the circumstance described above is 1.00%. The CDSC schedule for Class B shares is set forth as follows.

     YEARS SINCE PURCHASE                            CDSC
     --------------------                            ----
     First...................................        5.00%
     Second...............................           4.00%
     Third.................................          4.00%
     Fourth................................          3.00%
     Fifth..................................         2.00%
     Sixth.................................          1.00%
     Seventh and thereafter.............             0.00%

     The CDSC is calculated based on the original NAV at the time of your investment. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B or Class C shares of another Henderson Global Fund which you may have exchanged for Class B or Class C shares of the Fund you are redeeming.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of another Henderson Global Fund from the date you acquired the original shares of the other Fund.

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).

     CDSC WAIVERS

     The Fund will waive the CDSC payable upon redemptions of shares for:

     o death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

     o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

     o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2, limited to 10% annually of the value of your account, measured at the time you set up the plan

     o withdrawals under the Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

     CDSC AGING SCHEDULE

     As discussed above, certain investments in Class A, Class B and Class C shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

     Purchases of Class A, Class B or Class C shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

     No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

     The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

     The Fund has adopted a distribution and service plan under Rule 12b-1 of the 1940 Act. 12b-1 fees are used to compensate the Distributor and other dealers and investment representatives for services and expenses related to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     The 12b-1 fees vary by share Class as follows:

     o Class A shares pay a 12b-1 fee at the annual rate of 0.25% of the average daily net assets of the Fund.

     o Class B and Class C shares pay a 12b-1 fee at the annual rate of 1.00% of the average daily net assets of the Fund.

     12b-1 fees, together with the CDSC, help the Distributor sell Class B and Class C shares by financing the costs of advancing brokerage commissions paid to investment representatives. Such fees may also be used to finance the costs incurred by the Distributor for marketing-related activities and for providing shareholder services.

     The Distributor may use up to 0.25% of the fees for shareholder servicing for Class A, Class B and Class C shares and up to 0.75% for distribution for Class B and Class C shares.

     Over time, shareholders may pay more in 12b-1 fees than the equivalent of other types of sales charges because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     You may purchase, exchange and redeem Class A, Class B and Class C shares of the Fund in the manner described below. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."

HOW TO PURCHASE SHARES


     INITIAL PURCHASE

     INVESTMENT MINIMUMS:

     ------------------------------------------- ------------------------------ ------------------ ------------------
                                                      Minimum to Open An             Minimum            Minimum
          Type of Account                             Account                        Addition           Balance
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Regular                                     $2,000                         $50                $2,000
     ------------------------------------------- ------------------------------ ------------------ ------------------
          IRA and Roth IRA                            $2,000                         $50                $2,000
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Coverdell Education Savings Account
          (Educational IRA)                           $2,000                         $50                $2,000
     ------------------------------------------- ------------------------------ ------------------ ------------------
          Automatic Investment Plan                   $2,000                         $50                $2,000
     ------------------------------------------- ------------------------------ ------------------ ------------------

     The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to charge an annual $15 fee until the account has reached the required minimum. You may avoid this by increasing the value of your account to at least the minimum within six months of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.

OPENING YOUR ACCOUNT

     You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your purchase.

     o COMPLETE THE APPLICATION. Please call 866.3HENDERSON (or 866.343.6337) to obtain an application. MAKE check or money order payable to Henderson U.S. Core Growth Fund. Mail to:

          REGULAR MAIL                          OVERNIGHT MAIL

          Henderson Global Funds                Boston Financial Data Services
          PO Box 8391                           c/o Henderson Global Funds
          Boston, MA 02266-8391                 66 Brooks Drive, Suite 8391
                                                Braintree, MA 02184
                                                866.3HENDERSON (or 866.343.6337)

     Current shareholders may open a new identically registered account by one of the following methods:

     o TELEPHONE EXCHANGE PLAN. You may exchange $3,000 or more from your existing account to another Henderson Global Fund account.

     o WIRE. Call 866.3HENDERSON (or 866.343.6337) to arrange for this transaction:

              State Street Bank and Trust Company
              Attn:  Mutual Funds
              Boston, MA 02110
              ABA # 0110-0002-8
              Attn:  Henderson Global Funds
              Deposit DDA #9905-541-0
              FBO: (please specify the Fund name, account number and name(s) on account)

     Generally, the Fund does not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT

     There are several easy ways you can make additional investments of at least $50 to any Fund in your account:

     o    ask your financial adviser to purchase shares on your behalf
     o    send a check with the returnable portion of your statement
     o wire additional investments through your bank using the wire instructions as detailed above
     o authorize transfers by telephone between your bank account and your Henderson account through Automated Clearinghouse ("ACH"). You may elect this privilege on your account application or through a written request
     o    exchange shares from another Henderson Global Fund
     o through an Automatic Investment Plan (please see "Purchase and Redemption Programs" for details)

HOW TO EXCHANGE SHARES

     You can exchange your shares for shares of the same Class of certain other Henderson Global Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. Please note that a share exchange is a taxable event. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. Class A shares exchanged between Henderson Global Funds within 30 days of purchase may be subject to a 2.00% redemption fee, as described below under "Excessive Trading Practices."

HOW TO REDEEM SHARES

     You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends out your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

     Under unusual circumstances such as when the New York Stock Exchange (NYSE) is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

     You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

     REDEEMING THROUGH YOUR FINANCIAL ADVISER

     You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

     REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

     o BY TELEPHONE. You can call shareholder services at 866.3HENDERSON (or 866.343.6337) to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

     o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of the Fund, your account number and the number of shares or dollar amount to be sold. Mail to:

          REGULAR MAIL                          OVERNIGHT MAIL

          Henderson Global Funds                Boston Financial Data Services
          PO Box 8391                           c/o Henderson Global Funds
          Boston, MA 02266-8391                 66 Brooks Drive, Suite 8391
                                                Braintree, MA 02184
                                                866.3HENDERSON (or 866.343.6337)


     o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application.

          Note: If an address change has occurred within 30 days of the redemption, a signature guarantee will be required.

     SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

     Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name, address or are establishing or changing a TOD (Transfer on Death) beneficiary

     o    You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o    Your address of record was changed within the past 30 days

     o You want the check made payable to someone other than the account owner

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o You may want your redemption proceeds wired to an account other than your account of record

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

OTHER CONSIDERATIONS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Fund does not accept third party checks, money orders, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request. We are required by law to obtain certain personal information from you which will be used to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, we reserve the right to close your account or take such other steps as we deem reasonable.

     Because an exchange request involves both a request to redeem shares of one Henderson Global Fund and to purchase shares of another Henderson Global Fund, the Fund considers the underlying redemption and purchase requests conditioned upon the acceptance of each of these underlying requests. Therefore, in the event that the Fund rejects an exchange request, neither the redemption nor the purchase side of the exchange will be processed. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

     ANTI-MONEY LAUNDERING LAWS. The Fund is required to comply with certain federal anti-money laundering laws and regulations. The Fund may be required to "freeze" the account of a shareholder if certain account information matches information on government lists of known terrorists or other suspicious persons or if the shareholder appears to be involved in suspicious activity, or the Fund may be required to transfer the account or the proceeds of the account to a government agency.

     EXCESSIVE TRADING PRACTICES. The Fund is designed for long-term investors and discourages short-term trading (market timing) and other excessive trading practices. These practices may disrupt portfolio management strategies and harm Fund performance. However, the Fund receives purchase orders and sales orders through financial intermediaries and cannot always know or reasonably detect excessive trading which may be facilitated by these intermediaries or by the use of omnibus accounts by intermediaries. Omnibus accounts are comprised of multiple investors whose purchases and redemptions are aggregated and netted before being submitted to the Fund, making it more difficult to locate and eliminate market timers. In general, the Fund cannot eliminate the possibility that market timing or other excessive trading activity will occur in the Fund.

     As noted above, the Fund reserves the right to reject or restrict any purchase order (including exchanges) from any investor. To minimize harm to the Fund and its shareholders, the Fund may, in the Fund's sole discretion, exercise these rights if an investor has a history of excessive trading or if an investor's trading, in the judgment of the Fund, has been or may be disruptive to the Fund. In making this judgment, the Fund may consider trading done in multiple accounts under common ownership or control.

     Class A shares redeemed within 30 days of purchase, including redemptions by exchange, may be subject to a 2% redemption fee. The Fund reserves the right to not impose the 2% redemption fee on a case-by-case basis. The Fund also may waive the 2% fee for assets invested through certain wrap programs or retirement or deferred plans and trusts, including those defined in section 401, 403, 408 and 457 of the Internal Revenue Code and "rabbi trusts," or for redemptions that meet certain requirements.

     Generally, you will be permitted to make up to 5 round-trip exchanges between the Henderson Global Funds per year (a round trip is an exchange out of one Henderson Global Fund into another Henderson Global Fund, and then back again). The Fund reserves the right to accept exchanges in excess of this policy on a case-by-case basis if it believes that granting such an exception would not be disruptive to portfolio management strategies and harm Fund performance. The Fund may also waive this restriction for shareholders investing through certain electronic mutual fund marketplaces.

     REINSTATEMENT PRIVILEGE. Once a year, you may decide to reinstate shares that you have redeemed within the past 90 days. You must send a letter to shareholder services, stating your intention to use the reinstatement privilege, along with your check for all or a portion of the previous redemption proceeds. Shares will be purchased at NAV on the day the check is received. Shares will be purchased into the account from which the redemption was made. If shares were redeemed from a Class B or Class C account, the purchase will be processed so that no CDSC charges will be assessed against it in the future, but any CDSC charges that were incurred as a result of the original redemption will not be reversed.

     IN-KIND DISTRIBUTIONS. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS

     As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

     The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (this option will be assigned if no other option is specified);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares;

     o    Dividend and capital gain distributions in cash; or

     o Dividend and capital gain distributions reinvested in additional shares of another Henderson Global Fund of your choice.

     Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information - Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS

     For your convenience, the following purchase and redemption programs are made available to you with respect to Class A, B and C shares, without extra charge:

     AUTOMATIC INVESTMENT PLAN. You can make cash investments of $50 or more through your checking account or savings account on any day of the month. If you do not specify a date, the investment will automatically occur on or about the fifteenth day of the month.

     AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of shares of other Henderson Global Funds. You may make exchanges of at least $50 with any of the other Henderson Global Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

     REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

     DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of any Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of another Henderson Global Fund.

     SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For Class B and Class C shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days' notice.

OTHER INFORMATION

PRICING OF FUND SHARES

     The price of each Class of the Fund's shares is based on its NAV. The NAV of each Class of shares is determined as of the close of regular trading each day that the NYSE is open for trading (generally, 4:00 p.m., Eastern time) (referred to as the valuation time). The days that the NYSE is closed are listed in the SAI. To determine NAV, the Fund values its assets at current market values, or at fair value as determined by the Adviser, under the direction of the Board of Trustees, if current market values are not readily available. Fair value pricing may be used by the Fund when current market values are unavailable or when an event occurs after the close of the exchange or market on which the Fund's portfolio securities are principally traded that is likely to have changed the value of the securities. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated using last reported prices.

     Your purchase or redemption order will be calculated at the NAV next calculated, after the deduction of applicable sales charges and any required tax withholding, if your order is complete (has all required information) and shareholder services receives your order by:

          o shareholder services' close of business, if placed through a financial adviser, so long as the financial adviser (or its authorized designee) received your order by the valuation time; or

          o the valuation time, if placed directly by you (not through a financial adviser such as a broker or bank) to shareholder services.

     The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, receives the order. Customer orders will be priced at the Fund's NAV next computed after they are received by an authorized broker or the broker's authorized designee.

DISTRIBUTIONS

     The Fund intends to pay substantially all of its net income (including any realized net capital gains) to shareholders at least annually.

     See "Distribution Options" above for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

     UNDELIVERABLE DISTRIBUTIONS

     If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Adviser may cancel the check and reinvest the proceeds in the Fund. In addition, after such six-month period: (1) the Adviser will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and
     (2) the Adviser will automatically reinvest future dividends and distributions in the Fund.

TAX CONSIDERATIONS

     The following discussion is very general and is limited solely to U.S. federal income tax considerations. You are urged to consult your tax adviser before making an investment decision regarding the effect that an investment in the Fund may have on your particular tax situation.

     TAXABILITY OF DISTRIBUTIONS. As long as the Fund qualifies for treatment as a regulated investment company, it pays no federal income tax on the earnings it distributes to shareholders.

     You will normally have to pay federal income taxes, and any state or local taxes, on the distributions you receive from the Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated as capital gain dividends are taxable for federal income tax purposes as long-term capital gains. Distributions designated as "qualified dividend income" will generally qualify for reduced federal income tax rates. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

     The Form 1099 that is mailed to you every January details your distributions and how they are treated for federal income tax purposes.

     Fund distributions will reduce the Fund's NAV per share. Therefore, if you buy shares after the Fund has experienced capital appreciation but before the record date of a distribution of those gains, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     The Fund may be eligible to elect to "pass through" to you foreign income taxes that it pays. If the Fund makes this election, you will be required to include your share of those taxes in gross income as a distribution from the Fund. You will then be allowed to claim a credit (or a deduction, if you itemize deductions) for such amounts on your federal income tax return, subject to certain limitations.

     You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. The Fund is required in certain circumstances to apply backup withholding at the rate of up to 28% on taxable dividends and redemption proceeds paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the U.S.) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's federal income tax liability provided the appropriate information is furnished to the IRS. If you are neither a citizen nor a resident of the U.S., the Fund will withhold U.S. federal income tax determined by the relationship with your country or citizenship up to but not exceeding 30% on taxable dividends and other payments that are subject to such withholding. Backup withholding will not be applied to payments that have been subject to non-resident alien withholding. Prospective investors should read the Henderson Global Funds' Account Application for additional information regarding backup withholding of federal income tax.

     TAXABILITY OF TRANSACTIONS. When you redeem, sell or exchange shares, it is generally considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem, sell or exchange, you may realize a gain or a loss on the transaction for federal income tax purposes. You are responsible for any tax liabilities generated by your transaction.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

     The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.

MORE INFORMATION ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST, INCLUDING THE
FOLLOWING:

ANNUAL / SEMI-ANNUAL REPORTS

You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.3HENDERSON (or 866.343.6337) for shareholder services or
866.4HENDERSON (or 866.443.6337) for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391
Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.3HENDERSON (or 866.343.6337)

ON THE INTERNET
You may also find more information about the Fund on the Internet at: http://www.hendersonglobalinvestors.com. This website is not considered part of the prospectus.



You can also obtain copies of Trust documents from the Securities and Exchange Commission as follows:

BY MAIL
Securities and Exchange Commission
Public Reference Section
Washington, DC  20549-0102

BY ELECTRONIC REQUEST
publicinfo@sec.gov
(The SEC charges a fee to copy documents)

IN PERSON
Public Reference Room in Washington, DC
(For hours of operation, call (202) 942-8090)

VIA THE INTERNET
On the EDGAR Database at http://www.sec.gov


SEC file number: 811-10399

                         HENDERSON U.S. CORE GROWTH FUND

                                    SERIES OF

                             HENDERSON GLOBAL FUNDS
                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611

                       STATEMENT OF ADDITIONAL INFORMATION

                                 April ___, 2004

         Henderson Global Funds (the "Trust") is an open-end management investment company that currently consists of five portfolios. This Statement of Additional Information ("SAI") relates to the Class A, B and C shares of one of the portfolios, Henderson U.S. Core Growth Fund (the "Fund"). The Fund is managed by Henderson Global Investors (North America) Inc. (the "Adviser") and is subadvised by Gardner Lewis Asset Management L.P. (the "Subadviser").

         This SAI is not a prospectus and should be read in conjunction with the prospectus for the Fund dated April __, 2004 (the "Prospectus"), which may be obtained upon request and without charge from the Trust by calling 866.3Henderson (or 866.343.6337) or from Forum Fund Services, LLC (the "Distributor") at Two Portland Square, Portland, Maine 04101.

                                TABLE OF CONTENTS

                                                                            Page

FUND HISTORY AND GENERAL INFORMATION...........................................1
INVESTMENT OBJECTIVES AND STRATEGIES...........................................1
FUND INVESTMENTS AND RELATED RISKS.............................................1
   Banking Industry And Savings And Loan Obligations...........................1
   Borrowing...................................................................2
   Commercial Paper............................................................2
   Convertible Securities......................................................2
   Debt Securities.............................................................3
   Firm Commitment Agreements And "When-Issued" Securities.....................3
   Foreign Securities..........................................................3
   Illiquid Securities and Restricted Securities...............................5
   Other Investment Companies..................................................6
   Repurchase Agreements.......................................................7
   U.S. Government Securities..................................................7
   Warrants....................................................................8
INVESTMENT RESTRICTIONS........................................................8
PORTFOLIO TURNOVER.............................................................9
MANAGEMENT OF THE FUND.........................................................9
   Trustees and Officers.......................................................9
   Standing Committees of the Board...........................................11
   Management Ownership of the Fund...........................................12
   Compensation of Trustees...................................................12
   Code of Ethics.............................................................13
   Proxy Voting Policies and Procedures.......................................13
CONTROL PERSONS AND PRINCIPAL HOLDERS.........................................13
INVESTMENT ADVISORY AND OTHER SERVICES........................................13
   Investment Adviser and Subadviser..........................................13
   Distributor................................................................16
   Distribution Plan..........................................................16
   Custodian..................................................................17
   Transfer Agent And Dividend Disbursing Agent...............................17
   Administrator..............................................................18
   Auditors...................................................................18
   Outside Counsel............................................................18
BROKERAGE ALLOCATION..........................................................18
CAPITALIZATION AND VOTING RIGHTS..............................................19
PURCHASES, EXCHANGES AND REDEMPTION INFORMATION...............................21
   Purchases..................................................................21
   Retirement Plans...........................................................21
   Exchanges..................................................................21
   Initial Sales Charges......................................................21
   Additional Payments........................................................21
   Contingent Deferred Sales Charges - Class A, Class B and Class C Shares....21
   Conversion Of Class B Shares...............................................23
   Redemptions................................................................23
   Other Redemption Information...............................................23
NET ASSET VALUE...............................................................24
FEDERAL INCOME TAX MATTERS....................................................25
   Currency Fluctuations - " `Section 988' Gains or Losses"...................26
   Investment In Passive Foreign Investment Companies.........................26
   Debt Securities Acquired at a Discount.....................................27
   Distributions..............................................................27

   Disposition Of Shares......................................................28
   Foreign Withholding Taxes..................................................29
   Backup Withholding.........................................................30
REGISTRATION STATEMENT........................................................31
FINANCIAL STATEMENTS..........................................................31
APPENDIX A....................................................................32

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or the Distributor. The Prospectus does not constitute an offering by the Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                      FUND HISTORY AND GENERAL INFORMATION

         The Fund is organized as a separate portfolio of the Trust, an open-end management investment company organized as a Delaware statutory trust on May 11, 2001. The Fund was established on [February 10, 2004].

         Henderson Global Investors (North America) Inc. is the investment adviser for the Fund and Gardner Lewis Asset Management L.P. is the subadviser for the Fund. Descriptions in this SAI of a particular investment practice or technique in which the Fund may engage or a financial instrument which the Fund may purchase are meant to describe the spectrum of investments that the Adviser or the Subadviser, in its discretion, might, but is not required to, use in managing the Fund's portfolio assets. It is also possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in some or all markets, in which case the Fund would not use them. Investors should also be aware that certain practices, techniques, or instruments could, regardless of their relative importance in the Fund's overall investment strategy, from time to time have a material impact on the Fund's performance.

                      INVESTMENT OBJECTIVES AND STRATEGIES

         The Fund has its own investment objective and policies, which are described in the Fund's Prospectus under the captions "Fund Summary" and "Investment Strategies and Risks." Descriptions of the Fund's policies, strategies and investment restrictions, as well as additional information regarding the characteristics and risks associated with the Fund's investment techniques, are set forth below.

         Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be considered a violation.

                       FUND INVESTMENTS AND RELATED RISKS

         BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank (meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument at maturity). In addition to investing in certificates of deposit and bankers' acceptances, the Fund may invest in time deposits in banks or savings and loan associations. Time deposits are generally similar to certificates of deposit, but are uncertificated. The Fund's investments in certificates of deposit, time deposits, and bankers' acceptance are limited to obligations of (i) banks having total assets in excess of $1 billion, (ii) U.S. banks which do not meet the $1 billion asset requirement, if the principal amount of such obligation is fully insured by the Federal Deposit Insurance Corporation (the "FDIC"), (iii) savings and loan associations which have total assets in excess of $1 billion and which are members of the FDIC, and
(iv) foreign banks if the obligation is, in the portfolio manager's opinion, of an investment quality comparable to other debt securities which may be purchased by the Fund. The Fund's investments in certificates of deposit of savings associations are limited to obligations of Federal and state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.

         BORROWING. The Fund may borrow money as permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), including up to 5% of the value of its total assets at the time of such borrowings for temporary purposes and in excess of the 5% limit to meet redemption requests. This borrowing may be unsecured. The 1940 Act requires the Fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowed funds are subject to interest costs that may or may not be offset by amounts earned on the borrowed funds. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment fee or other fees to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Fund may, in connection with permissible borrowings, transfer as collateral securities owned by the Fund.

         COMMERCIAL PAPER. Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that is rated Prime-1 by Moody's Investors Service, Inc. ("Moody's") or A-1 by Standard & Poor's Ratings Service ("S&P") or, if not rated by Moody's or S&P, is issued by a company having an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P.

         CONVERTIBLE SECURITIES. The Fund may invest in corporate bonds, notes, debentures, preferred stock and other securities that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Investments in convertible securities can provide income through interest and dividend payments as well as an opportunity for capital appreciation by virtue of their conversion or exchange features. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stock changes, and, therefore, also tends to follow movements in the general market for equity securities. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock, although typically not as much as the price of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments that provide for a stream of income. Like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

         Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, are senior in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. However, convertible bonds and convertible preferred stock typically have lower coupon rates than similar non-convertible securities. Convertible securities may be issued as fixed-income obligations that pay current income.

         DEBT SECURITIES. The Fund may invest in debt securities. Investment in debt securities involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

         Investment-Grade Debt Securities. Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics). The Fund may invest in debt securities that are given an investment-grade rating by Moody's or S&P, and may also invest in unrated debt securities that are considered by the portfolio manager to be of comparable quality.

         FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES. New issues of certain debt securities are often offered on a "when-issued" basis, meaning the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the date of the commitment to purchase. Firm commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date. The Fund uses such investment techniques in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. In either instance, the Fund will maintain in a segregated account with its custodian cash or liquid securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

         FOREIGN SECURITIES. The securities of foreign issuers in which the Fund may invest include non-U.S. dollar-denominated debt securities, Euro dollar securities, sponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global

Depositary Receipts ("GDRs") and related depository instruments, American Depositary Shares ("ADSs"), European Depositary Shares ("EDSs") Global Depositary Shares ("GDSs"), and debt securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in the Fund's domestic investments.

         Although the Subadviser intends to invest the Fund's assets only in nations that are generally considered to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation on income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default on foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less governmental supervision and regulation of business and industry practices, stock exchanges, brokers, and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

         Foreign bond markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Subadviser seeks to mitigate the risks to the Fund associated with the foregoing considerations through investment variation and continuous professional management.

         ADRs, EDRs, GDRs, ADSs, EDSs, GDSs and related securities are depositary instruments, the issuance of which is typically administered by a U.S. or foreign bank or trust company. These instruments evidence ownership of underlying securities issued by a U.S. or foreign corporation. ADRs are publicly traded on exchanges or over-the-counter ("OTC") in the United States. Unsponsored programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, information concerning the issuer may not be as current or as readily available as in the case of sponsored depositary instruments, and their prices may be more volatile than if they were sponsored by the issuers of the underlying securities.

         ILLIQUID SECURITIES AND RESTRICTED SECURITIES. The Fund may purchase securities other than in the open market, including securities that are subject to legal or contractual restrictions on resale ("restricted securities"). For example, restricted securities in the U.S. may be sold (i) only to qualified institutional buyers; (ii) in a privately negotiated transaction to a limited number of purchasers; (iii) in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration; or (iv) in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act").

         Restricted securities are often illiquid, but they may also be liquid. For example, restricted securities in the U.S. that are eligible for resale under Rule 144A under the 1933 Act are often deemed to be liquid. Since it is not possible to predict with assurance that the market for restricted securities will be liquid or continue to be liquid, the Subadviser will monitor such restricted securities subject to the supervision of the Board of Trustees. Among the factors the Subadviser may consider in reaching liquidity decisions related to restricted securities are (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; (4) the nature of the security and the nature of the market for the security (i.e., the time needed to dispose of the security, the method of soliciting offers, the average trading volume and the mechanics of the transfer); and (5) the likelihood that the security's marketability will be maintained throughout the anticipated holding period.

         Issuers of restricted securities may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Where a registration statement is required for the resale of restricted securities, the Fund may be required to bear all or part of the registration expenses. Also, the Fund may be deemed to be an "underwriter" for the purposes of the 1933 Act when selling U.S. restricted securities to the public and, in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer is materially inaccurate or misleading.

         The Fund may also purchase securities that are not subject to legal or contractual restrictions on resale, but that are deemed illiquid. Such securities may be illiquid, for example, because there is a limited trading market for them.

         It is the Fund's policy that illiquid securities (including repurchase agreements of more than seven days duration, certain restricted securities, and other securities which are not readily marketable) may not constitute, at the time of purchase, more than 15% of the value of the Fund's net assets. The Trust's Board of Trustees has approved guidelines for the use by the Adviser in determining whether a security is illiquid.

         This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The Fund may be unable to sell a restricted or illiquid security. In addition, it may be more difficult to determine a market value for restricted or illiquid securities. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable that the price that prevailed when it decided to sell.

         OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in the shares of other investment companies. As a shareholder of an investment company, the Fund would bear its ratable share of the fund's expenses (which often include an asset-based management fee). The Fund could also lose money by investing in other investment companies, since the value of their respective investments and the income they generate will vary daily based on prevailing market conditions.

         The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund.

         For example, the Fund may invest in a variety of investment companies which seek to track the composition and performance of specific indexes or a specific portion of an index. These index-based investments hold substantially all of their assets in securities representing their specific index or portion of such index. Accordingly, the main risk of investing in index-based investments is the same as investing in a portfolio of equity securities comprising the index. The market prices of index-based investments will fluctuate in accordance with both changes in the market value of their underlying portfolio securities and due to supply and demand for the instruments on the exchanges on which they are traded (which may result in their trading at a discount or premium to their net asset values). Index-based investments may not replicate exactly the performance of their specified index because of transaction costs and because of the temporary unavailability of certain component securities of the index.

         Examples of index-based investments include:

         SPDRs(R) : SPDRs, an acronym for "Standard & Poor's Depositary Receipts," are based on the S&P 500 Composite Stock Price Index ("S&P 500"). They are issued by the SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P 500 in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         MidCap SPDRs(R) : MidCap SPDRs are based on the S&P MidCap 400 Index. They are issued by the MidCap SPDR Trust, a unit investment trust that holds shares of substantially all the companies in the S&P MidCap 400 Index in substantially the same weighting and seeks to closely track the price performance and dividend yield of the Index.

         Select Sector SPDRs(R) : Select Sector SPDRs are based on a particular sector or group of industries that are represented by a specified Select Sector Index within the Standard & Poor's Composite Stock Price Index. They are issued by the Select Sector SPDR Trust, an open-end management investment company with nine portfolios that each seeks to closely track the price performance and dividend yield of a particular Select Sector Index.

         Nasdaq-100 Shares: Nasdaq-100 Shares are based on the Nasdaq 100 Index. They are issued by the Nasdaq-100 Trust, a unit investment trust that holds a portfolio consisting of substantially all of the securities, in substantially the same weighting, as the component stocks of the Nasdaq-100 Index and seeks to closely track the price performance and dividend yield of the Index.

         WEBssm: WEBs, an acronym for "World Equity Benchmark Shares," are based on 17 country-specific Morgan Stanley Capital International Indexes. They are issued by the WEBs Index Fund, Inc., an open-end management investment company that seeks to generally correspond to the price and yield performance of a specific Morgan Stanley Capital International Index.

         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed-upon yield. Under guidelines approved by the Adviser, the Fund is permitted to enter into repurchase agreements only if the repurchase agreements are fully collateralized with U.S. Government securities or other securities that the Adviser has approved for use as collateral for repurchase agreements. The Fund will enter into repurchase agreements only with banks and broker-dealers deemed to be creditworthy by the Adviser under the above-referenced guidelines. In the unlikely event of failure of the executing bank or broker-dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("Ginnie Mae") certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value due to fluctuations in interest rates.

         Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, Ginnie Mae certificates are such securities in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayments, thereby lengthening the actual average life of the security (and increasing the security's price volatility). Accordingly, it is not possible to predict accurately the average life of a particular pool. Reinvestment of prepayment may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage-backed securities can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, and may involve significantly greater price and yield volatility than traditional debt securities. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

         Securities issued by U.S. Government instrumentalities and certain Federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury; however, they involve Federal sponsorship in one way or another. Some are backed by specific types of collateral, some are supported by the issuer's right to borrow from the Treasury, some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer, others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), and Student Loan Marketing Association ("Sallie Mae").

         WARRANTS. The holder of a warrant has the right, until the warrant expires, to purchase a given number of shares of a particular issuer at a specified price. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. However, prices of warrants do not necessarily move in a tandem with the prices of the underlying securities, and are, therefore, considered speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. Thus, if a warrant held by any Fund were not exercised by the date of its expiration, the Fund would lose the entire purchase price of the warrant.

                             INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental policies of the Fund and may not be changed without the approval of a majority (as defined in the 1940 Act) of the outstanding voting shares of the Fund. The Fund is classified as a diversified series of an open-end investment company. Under these restrictions, the Fund may not:

          (i)  issue senior securities, except as permitted under the 1940 Act;

          (ii) borrow money, except as permitted under the 1940 Act;

         (iii) engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

          (iv) invest more than 25% of its total assets in any one industry, provided that securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities are not subject to this limitation;

          (iv) purchase or sell real estate (which term does not include securities of companies that deal in real estate or mortgages or investments secured by real estate or interests therein), except that the Fund may hold and sell real estate acquired as a result of the Fund's ownership of securities;

         (vii) purchase physical commodities or contracts relating to physical commodities, although the Fund may invest in commodities futures contracts and options thereon to the extent permitted by the Prospectus and this SAI; and

        (viii) make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent that entry into repurchase agreements and the purchase of debt instruments or interests in indebtedness in accordance with the Fund's investment objective and policies may be deemed to be loans.

                               PORTFOLIO TURNOVER

         The Fund may purchase and sell securities without regard to the length of time the security is to be, or has been, held. A change in securities held by the Fund is known as "portfolio turnover" and may involve the payment by the Fund of dealer markup or underwriting commission and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the most recently completed fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during that year. For purposes of determining the Fund's portfolio turnover rate, all securities whose maturities at the time of acquisition were one year or less are excluded. The Fund's portfolio turnover rate is expected to be 100% or more. Variations in portfolio turnover rate may be due to fluctuating volume of shareholder purchase and redemption orders, market conditions or changes in the Adviser's outlook.

                             MANAGEMENT OF THE FUND

         TRUSTEES AND OFFICERS. The Board of Trustees of the Trust (the "Board") is responsible for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers who are responsible for administering the Fund's day-to-day operations.

         A listing of the Trustees and Executive Officers of the Trust and their business experience during the past five years follows. Unless otherwise indicated, each person's address is 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611. Currently, all Trustees oversee all five series of the Trust.


--------------------------- -------------- --------------- --------------------------------------------- ---------------------
                                           TERM OF
                            POSITION(S)    OFFICE AND                                                      OTHER
NAME, ADDRESS AND           WITH THE       TIME             PRINCIPAL OCCUPATIONS                          DIRECTORSHIPS
AGE                         TRUST          SERVED           DURING PAST FIVE YEARS                         HELD
------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------
--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Roland C. Baker, 65         Trustee        Since 2001 1    President and Chief Executive Officer,        None
                                                           First Penn-Pacific Life Insurance Co.
                                                           (retired 2001); Director, The Rittenhouse
                                                           Trust (banking; money management);
                                                           Director, North American Company for Life
                                                           and Health Insurance (a provider of life
                                                           insurance, health insurance and annuities);
                                                           Director, Ceres Group, Inc. (life and
                                                           health insurance holding company).

--------------------------- -------------- --------------- --------------------------------------------- ---------------------



                                       9

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
                                           TERM OF
                            POSITION(S)    OFFICE AND                                                      OTHER
NAME, ADDRESS AND           WITH THE       TIME             PRINCIPAL OCCUPATIONS                          DIRECTORSHIPS
AGE                         TRUST          SERVED           DURING PAST FIVE YEARS                         HELD
------------------------------------------------------------------------------------------------------------------------------
C . Gary Gerst, 65          Trustee        Since 2001 1    Director, Florida Office Property Company     Chairman and
                                                           Inc. (real estate investment fund).           Trustee, Harris
                                                                                                         Insight Fund Trust
                                                                                                         (22 portfolios).

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Faris F. Chesley, 65        Trustee        Since 2002 1    Chairman, Chesley, Taft & Associates, LLC,    None
                                                           since 2001; Vice Chairman, ABN-AMRO, Inc.
                                                           (a financial services company), 1998-2001;
                                                           Director, Modern Educational Systems (a
                                                           manufacturer of maps and educational
                                                           equipment), 1992-1999.

------------------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES AND OFFICERS OF THE TRUST:
----------------------------------------------

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Charles H. Wurtzebach 2, 55 Chairman and   Since 2001 1    Managing Director, Henderson Global           None
                            Trustee                        Investors (North America) Inc. ("HGINA")
                                                           since 1999; President and Chief Executive
                                                           Officer, Heitman Capital Management,
                                                           1996-1998.

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Sean M. T. Dranfield 2, 38  Trustee and    Since 20011, 3  Director, North American Retail               None
                            President                      Distribution, HGINA since 1999; Executive
                                                           Director, North American Business
                                                           Development, Henderson Investment
                                                           Management Limited, since 1999;
                                                           Director, International Business
                                                           Development, Henderson Global
                                                           Investors, 1995-1999.

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Alanna N. Palmer, 28        Vice           Since 2002 3    Associate Director, Product Management,       Not applicable
                            President                      since 2003 and Product Manager 2001 - 2003,
                                                           HGINA; Vice President of the Trust, 2002 -
                                                           2003; Associate Director, UBS Global
                                                           Asset Management,  1998 - 2001.

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Scott E. Volk, 32           Vice           Since 20023     Director, Retail Finance and Operations,      Not Applicable
                            President                      since 2002 and Finance Manager 2001-2002,
                            and Treasurer  Treasurer       HGINA; Treasurer of the Trust, 2001-2002;
                                           since           Vice President, Financial Services, BISYS
                                           December 2003   Fund Services, 1999-2001; Mutual Fund
                                                           Treasurer, Stein Roe & Farnham Mutual Fund,
                                                           1997-1999.

--------------------------- -------------- --------------- --------------------------------------------- ---------------------


                                       10

--------------------------- -------------- --------------- --------------------------------------------- ---------------------
                                           TERM OF
                            POSITION(S)    OFFICE AND                                                      OTHER
NAME, ADDRESS AND           WITH THE       TIME             PRINCIPAL OCCUPATIONS                          DIRECTORSHIPS
AGE                         TRUST          SERVED           DURING PAST FIVE YEARS                         HELD
------------------------------------------------------------------------------------------------------------------------------
Ann M. Casey, 38            Assistant      Since 2001 3    Treasurer, The China Fund Inc.; Treasurer,    Not Applicable
225 Franklin Street         Treasurer                      The Holland Balanced Fund; Vice President,
Boston, Massachusetts                                      Senior Director of Fund Administration,
02110                                                      State Street Bank and Trust Company since
                                                           2000; Assistant Vice President,
                                                           Director of Fund Administration, State
                                                           Street Bank and Trust Company, 1999-2000;
                                                           Assistant Secretary, Assistant Director of
                                                           Fund Administration, State Street Bank and
                                                           Trust Company, 1997-1999.
--------------------------- -------------- --------------- --------------------------------------------- ---------------------
Brian C. Booker, 37         Secretary      Since 2001 3    Senior Legal Counsel and Corporate            Not Applicable
                                                           Secretary, since 2001 and Manager, Legal
                                                           and Compliance, HGINA, 2000-2001; Attorney,
                                                           Vedder, Price, Kaufman & Kammholz,
                                                           1998-2000; Attorney, Waller, Lansden,
                                                           Dortch & Davis, 1996-1998.

--------------------------- -------------- --------------- --------------------------------------------- ---------------------

--------------------------
1.   A Trustee will serve until his death, resignation or removal.
2. Trustee is an interested persons of the Trust (as defined in Section 2(a)(19) of the 1940 Act) because of his employment relationship with Henderson Global Investors (North America) Inc., the investment adviser to the Trust.
3.   The officers of the Trust are elected annually by the Board.

         STANDING COMMITTEES OF THE BOARD. The Board of Trustees has an Audit Committee, a Governance Committee and a Valuation Committee, the responsibilities of which are described below. Each of the Audit Committee and Governance Committee is comprised solely of Independent Trustees. The Valuation Committee is comprised of both interested and Independent Trustees.

         The Audit Committee makes recommendations regarding the selection of independent auditors for the Trust, confers with the independent auditors regarding the Trust's financial statements, the results of audits and related matters and performs such other tasks as the full Board of Trustees deems necessary or appropriate. The Audit Committee is comprised of only Independent Trustees, receives annual representations from the auditors as to their independence, and has a written charter that delineates the Committee's duties and powers. Currently the members of the Audit Committee are Messrs. Baker, Chesley and Gerst. The Audit Committee held two meetings during the fiscal year ended July 31, 2003.

         The Board of Trustees has a Governance Committee that seeks and reviews candidates for consideration as nominees for membership on the Board. Shareholders wishing to submit the name of a candidate for consideration by the committee should submit their recommendation(s) to the Secretary of the Trust. Currently the members of the Governance Committee are Messrs. Baker, Chesley and Gerst. The Governance Committee held one meeting during the fiscal year ended July 31, 2003.

         The Valuation Committee determines a fair value of securities for which market quotations are not readily available. Currently the members of the Valuation Committee are Messrs. Chesley and Dranfield. The Valuation Committee held five meetings during the fiscal year ended July 31, 2003.

         MANAGEMENT OWNERSHIP OF THE FUND. The following tables set forth, for each Trustee, the aggregate dollar range of equity securities owned of the Fund and of all funds overseen by each Trustee in the Trust as of December 31, 2003. The Fund did not commence operations until April 30, 2004.


-------------------------------------------------- ---------------------------------- ----------------------------------------
                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                   DOLLAR RANGE OF EQUITY             INVESTMENT COMPANIES OVERSEEN BY
                                                   SECURITIES IN THE FUND AS OF       TRUSTEE IN FAMILY OF INVESTMENT
                                                   DECEMBER 31, 2003                  COMPANIES AS OF DECEMBER 31, 2003
-------------------------------------------------- ---------------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Roland C. Baker                                    None                               $10,001- $50,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
C. Gary Gerst                                      None                               Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
Faris F. Chesley                                   None                               Over $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------
INTERESTED TRUSTEES
-------------------------------------------------- ---------------------------------- ----------------------------------------
Charles H. Wurtzebach                              None                               None
-------------------------------------------------- ---------------------------------- ----------------------------------------
Sean Dranfield                                     None                               $50,000 - $100,000
-------------------------------------------------- ---------------------------------- ----------------------------------------

         No officer, director or employee of the Adviser, the Subadviser, the Custodian, the Distributor, the Administrator or the Transfer Agent currently receives any compensation from the Trust. As of April __, 2004, the Trustees and officers of the Trust, as a group, owned less than 1% of all classes of outstanding shares of the Fund of the Trust.

         COMPENSATION OF TRUSTEES. Trustees who are not interested persons of the Trust receive from the Trust, an annual retainer of $10,000 for service on the Board and a $1,500 retainer for services on the Valuation Committee. Each Trustee receives a fee of $1,500 for each Board meeting attended and $750 for each committee meeting (except Valuation Committee) attended on a day when the Trustee did not attend a Board meeting. Trustees are reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

         The following table summarizes the compensation paid by the Trust to its Trustees during the fiscal year ended July 31, 2003.


TRUSTEE NAME                                                          AGGREGATE COMPENSATION FROM TRUST
-------------------------------------------------------------------------------------------------------

Charles H. Wurtzebach*......................................         $       0
Sean Dranfield*.............................................         $       0
Roland C. Baker.............................................         $  19,000
C. Gary Gerst...............................................         $  19,000
Faris F. Chesley............................................         $  21,875**


------------------
* Messrs. Wurtzebach and Dranfield are Interested Trustees and therefore do not receive any compensation from the Trust.
** Of the aggregate compensation paid to Mr. Chesley in 2003, approximately $2,875 was attributable to compensation earned during the prior fiscal year.

         CODE OF ETHICS. The Adviser and the Trust have adopted a Code of Ethics and the Subadviser has also adopted a Code of Ethics, each of which is designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of the Adviser and the Trust to engage in personal securities transactions, including with respect to securities held by the Fund, subject to certain requirements and restrictions. Among other things, the Codes of Ethics prohibit certain types of transactions absent prior approval, impose time periods during which personal transactions in certain securities may not be made, and require the submission of duplicate broker confirmations and quarterly and annual reporting of securities transactions and annual reporting of holdings. Exceptions to certain provisions of the Codes of Ethics may be granted in particular circumstances after review by appropriate officers or compliance personnel.

         PROXY VOTING POLICIES AND PROCEDURES. The Fund has delegated proxy voting responsibilities to the Subadviser, subject to the Board's general oversight. It is the intent of the Subadviser to vote proxies in the best interests of the Fund. In order to facilitate this proxy voting process, Subadviser has retained Institutional Shareholder Services ("ISS") as an expert in the proxy voting and corporate governance area to assist in the due diligence process related to making appropriate proxy voting decisions. Subadviser subscribes to the ISS Standard Policy which is sometimes referred to as the Economic Value Policy. In the vast majority of circumstances proxy issues are voted in accordance with ISS recommendations.

         In addition to retaining ISS, Subadviser has appointed a group of senior level employees to act as a Proxy Committee ("Proxy Committee"). In those circumstances where the portfolio manager or analyst who covers a security for Subadviser determines that they wish to vote contrary to ISS's recommendations, the Proxy Committee reviews the issue for conflicts of interest and makes the final decision regarding how shares will be voted. If a conflict of interest is believed to exist, the Proxy Committee will direct that the proxy issue must be voted with ISS's recommendation.

         You may request a full copy of this policy or information regarding how proxies relating to securities were voted by contacting the Subadviser directly at 610-558-2800 or at its website at info@gardnerlewis.com.

                      CONTROL PERSONS AND PRINCIPAL HOLDERS

         To the knowledge of the Trust as of April __, 2004, the Adviser as initial shareholder owned beneficially or of record 100% of the Fund's outstanding shares. As a result, as of such date the Adviser owned a controlling interest in the Fund, and shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

         INVESTMENT ADVISER AND SUBADVISER. Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, IL 60611 is the Fund' investment adviser. Gardner Lewis Investment Management L.P. is the Subadviser for the Fund. The Adviser is an indirect, wholly-owned subsidiary of HHG plc, referred to, together with its subsidiaries, as "HHG" herein. As of March __, 2004, the Adviser and Subadviser had approximately $___billion and $___ million of assets under management, respectively.

         As a global money manager, HHG and its affiliates provide a full spectrum of investment products and services to institutions and individuals around the world. Headquartered in London at 4 Broadgate, London, UK EC2M 2DA, HHG has been managing assets for clients since 1934.

         The Adviser provides investment advisory services to the Fund pursuant to an Investment Advisory Agreement (the "Advisory Agreement") and the Subadviser provides such services to the Fund pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement").

         Pursuant to the Advisory Agreement, the Adviser acts as the Fund's adviser, oversees the management of its investments, and administration of its business affairs, furnishes office facilities and equipment, provides clerical, bookkeeping and administrative services, provides shareholder and information services and permits any of its principals or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. In addition to the advisory fee, the Fund pays the expenses of its operations, including a portion of the Trust's general administrative expenses, allocated on the basis of the Fund's relative net assets. Expenses that will be borne directly by the Fund include, but are not limited to, the following: fees and expenses of independent auditors, counsel, custodian and transfer agent, costs of reports and notices to shareholders, stationery, printing, postage, costs of calculating net asset value, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of registering the Fund and its shares for distribution under Federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

         The Board approved the Advisory Agreement and the Sub-Advisory Agreement for the Fund on _________, 2004. In determining whether it was appropriate to approve the Advisory Agreement and Sub-Advisory Agreement, the Board requested, and received from the Adviser and Subadviser, information that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Fund and by legal counsel to the Independent Trustees with respect to its deliberations. In considering the Advisory Agreement and Sub-Advisory Agreement, the Board reviewed numerous factors. The following factors were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser and the Subadviser: (a) services to be provided under the Advisory Agreement and Sub-Advisory Agreement; (b) requirements of the Fund for the services provided by the Adviser and Subadviser; (c) the quality of the services expected to be provided; (d) fees payable for the services; (e) total expenses of the Fund; (f) the Adviser's and Subadviser's commitments to operating the Fund at competitive expense levels; (g) capabilities and financial condition of the Adviser and Subadviser; and (h) current economic and industry trends.

         Among other things, the Board considered the following factors in evaluating the approval of the Advisory Agreement and Sub-Advisory Agreement:
(a) the fairness and reasonableness of the investment advisory fee payable to the Adviser and Subadviser under the Advisory Agreement and Sub-Advisory Agreement in light of the investment advisory services to be provided, the costs of these services and the ratio of the fees payable compared to fees paid by other investment companies; (b) the nature, quality and extent of the investment advisory services expected to be provided by the Adviser and Subadviser; (c) the Adviser's and Subadviser's entrepreneurial commitment to the management of the Fund; (d) the Adviser's and Subadviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience; and (e) the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser and Subadviser.

         Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Advisory Agreement and Sub-Advisory Agreement were consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Advisory Agreement and Sub-Advisory Agreement on the basis of the foregoing review and discussions.

         The Fund pays the Adviser a monthly fee for providing investment advisory services at an annual rate of the Fund's average net assets as set forth below.

------------------------------------------------------ -------------------------
Henderson U.S. Core Growth Fund                        [1.10]%
------------------------------------------------------ -------------------------

         Under the Sub-Advisory Agreement, the Subadviser provides research, advice and recommendations with respect to the purchase and sale of securities and makes investment decisions regarding assets of the Fund subject to the supervision of the Board of Trustees and the Adviser.

         The Adviser pays the Subadviser a monthly fee for providing investment subadvisory services at an annual rate of the average net assets of the Fund as set forth below.

         -------------------------------- --------------------------------
         Henderson U.S. Core Growth Fund  [0.85]% for the first $50 million;
                                          [0.65]% for the next $100 million;
                                          and [0.50]% for the balance
                                          thereafter.
         -------------------------------- --------------------------------

         With respect to the Fund, the Adviser has agreed to waive its management fee and, if necessary, to reimburse other operating expenses of the Fund in order to limit total annual operating expenses (excluding 12b-1 fees, other class-specific expenses, interest, taxes, brokerage commissions and other investment-related costs and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business) to: 1.75% of the Fund's average daily net assets for the Fund. The Adviser may subsequently recover reimbursed expenses from the Fund if the Fund's expense ratio falls below the expense limitation. These contractual arrangements will continue until at least July 31, 2007.

         Each of the Advisory Agreement and Sub-Advisory Agreement for the Fund continues [for an initial period and then] from year to year for so long as its continuation is approved at least annually (a) by a vote of a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Trust and (a) by the shareholders of the Fund or the Board of Trustees. Each agreement may be terminated at any time, upon 60 days' written notice by either party; the Fund may so terminate either by the vote the Board of Trustees or by a majority vote of the outstanding shares of the Fund. Each agreement may also be terminated at any time either by vote of the Board of Trustees or by a majority vote of the outstanding voting shares of the Fund. Each agreement shall terminate automatically in the event of its assignment. Each agreement provides that the Adviser or Subadviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Fund in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its obligations and duties under such agreement.

         Upon termination of the Advisory Agreement and when so requested by the Adviser, the Trust will refrain from using the name "Henderson" in its name or in its business in any form or combination.

         DISTRIBUTOR. Forum Fund Services, LLC serves as the distributor of the Fund's shares pursuant a Distribution Agreement with the Trust (the "Distribution Agreement"). The Distributor distributes shares of the Fund through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have executed dealer agreements with the Distributor. The Distributor distributes shares of the Fund on a continuous basis, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares.

         The Fund has authorized the Distributor to accept on its behalf purchase and redemption orders. The Distributor is also authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an intermediary's authorized designee, accepts the order. Client orders will be priced at the Fund's net asset value next computed after an authorized intermediary or the intermediary's authorized designee accepts them.

         Pursuant to the Distribution Agreement, the Distributor is entitled to deduct a commission on all Class A and Class C shares sold equal to the difference, if any, between the public offering price, as set forth in the Fund's then-current prospectus, and the net asset value on which such price is based. Out of that commission, the Distributor may reallow to dealers such concession as the Distributor may determine from time to time. In addition, the Distributor is entitled to deduct a contingent deferred sales charge ("CDSC") on the redemption of Class A shares sold without an initial sales charge and Class B and Class C shares, in accordance with, and in the manner set forth in, the relevant Prospectus.

         Under the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering its shares for sale under Federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and prospectuses.

         The Distribution Agreement will continue in effect for successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by the Distributor on 60 days' written notice to the Fund or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent Trustees on 60 days' written notice to the Distributor. The Distribution Agreement shall terminate automatically in the event of its assignment.

         DISTRIBUTION PLAN. The Trust has adopted a distribution plan (the "Plan") in accordance with Rule 12b-1 under the 1940 Act pertaining to the Fund's Class A, Class B and Class C shares. In adopting the Plan, the Independent Trustees have concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees of the Trust believe that the Plan should result in greater sales and/or fewer redemptions of the Fund's shares, although it is impossible to know for certain the level of sales and redemptions of the Fund's shares in the absence of the Plan or under an alternative distribution arrangement.

         Under the Plan, the Fund pays the Distributor a 12b-1 fee of 0.25% of the average daily net assets attributable to its Class A shares, and a 12b-1 fee of 1.00% of the average daily net assets attributable to its Class B and Class C shares, respectively.

         Under the Plan, the Distributor may use up to 0.75% of 12b-1 fees for distribution-related activities and up to 0.25% of 12b-1 fees for shareholder servicing. These fees constitute compensation to the Distributor and are not dependent on the Distributor's expenses incurred. The distribution fees for a specific class may be used to cover expenses incurred in promoting the sale of that class of shares, including (a) the costs of printing and distributing to prospective investors prospectuses, statements and sales literature; (b) payments to investment professionals and other persons who provide support services in connection with the distribution of shares; (c) overhead and other distribution related expenses; and (d) accruals for interest on the amount of the foregoing expenses that exceed distribution fees and CDSCs. The distribution fee for Class B and Class C shares may also be used to finance the costs of advancing brokerage commissions to investment representatives. These fees may also be used to finance the costs incurred by the Distributor for marketing-related activities. The Distributor may reallow all or a portion of these fees to broker-dealers entering into selling agreements with it. The shareholder servicing fees will be used primarily to pay selling dealers and their agents for servicing and maintaining shareholder accounts. However, the shareholder service fees may be used to pay for, among other things, advising clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries concerning the Fund and assisting shareholders in changing options or enrolling in specific plans.

         Among other things, the Plan provides that (1) the Distributor will submit to the Board at least quarterly, and the Trustees will review, written reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made; (2) the Plan will continue in effect only so long as such continuance is approved at least annually, and any material amendment thereto is approved, by the votes of a majority of the Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by the Fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class; and (4) while the Plan is in effect, the selection and nomination of Independent Trustees shall be committed to the discretion of the Trustees who are not "interested persons" of the Trust.

         CUSTODIAN. State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as the custodian ("State Street" or the "Custodian") to the Fund. Pursuant to the terms and provisions of the custodian contract between State Street and the Trust, State Street computes the Fund's net asset value and keeps the book account for the Fund.

         TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. State Street serves as the transfer and dividend disbursing agent (the "Transfer Agent") for the Fund pursuant to the transfer agency and registrar agreement with the Trust, under which the Transfer Agent (i) issues and redeems shares of the Fund, (ii) addresses and mails all communications by the Fund to its record owners, including reports to shareholders, dividend and distribution notices and proxy materials for its meetings of shareholders, (iii) maintains shareholder accounts, (iv) responds to correspondence by shareholders of the Fund and (v) makes periodic reports to the Board of Trustees concerning the operations of the Fund.

         ADMINISTRATOR. State Street serves as the administrator (the "Administrator") for the Trust pursuant to an administration agreement (the "Administration Agreement"). State Street has agreed to maintain office facilities for the Trust; oversee the computation of the Fund's net asset value, net income and realized capital gains, if any; furnish statistical and research data, clerical services, and stationery and office supplies; prepare various reports for filing with the appropriate regulatory agencies; and prepare various materials required by the SEC or any state securities commission having jurisdiction over the Trust. The Administration Agreement provides that the Administrator performing services thereunder shall not be liable under the Agreement except for the negligence or willful misconduct of the Administrator, its officers or employees. As compensation for these services, the Fund pays State Street an annual administration fee of ___% of the average net assets of the Fund.

         AUDITORS. Ernst & Young LLP, independent auditors located at 233 South Wacker Drive, Chicago, Illinois 60606, has been selected as auditors for the Trust. The audit services performed by Ernst & Young LLP will include audits of the annual financial statements of the Fund. Other services provided principally relate to filings with the SEC and the preparation of the Fund' tax returns.

         OUTSIDE COUNSEL. The law firm of Vedder, Price, Kaufman & Kammholz P.C. serves as counsel to the Fund. Bell, Boyd & Lloyd LLC serves as counsel to the Independent Trustees.

                              BROKERAGE ALLOCATION

         Subject to the overall supervision of the Board, the Subadviser places orders for the purchase and sale of the Fund's portfolio securities. The Subadviser seeks the best price and execution obtainable on all transactions. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the Fund for such purchases and sales (although the price paid generally includes undisclosed compensation to the dealer). The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with OTC transactions, the Subadviser attempts to deal directly with the principal market makers, except in those circumstances where the Subadviser believes that a better price and execution are available elsewhere.

         The Subadviser selects broker-dealers to execute transactions and evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of investment services, including statistical, research, and counseling services by brokerage firms, are factors to be considered in the placing of brokerage business. The types of research services provided by brokers may include general economic and industry data, and information on securities of specific companies. Research services furnished by brokers through whom the Trust effects securities transactions may be used by the Subadviser in servicing all of its accounts. In addition, not all of these services may be used by the Subadviser in connection with the services it provides to the Fund. The Subadviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers and may select broker-dealers who provide it with research services.

         Brokerage commissions will vary from year to year in accordance with the extent to which the portfolio is more or less actively traded.

         The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will accept securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that the Adviser deems to be a desirable investment for the Fund. The Trust may reject in whole or in part any or all offers to pay for any Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and the Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will only accept securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.

         The Fund is required to identify the securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or its parent companies held by them as of the close of their most recent fiscal year. As of April ___, 2004, the Fund held no such securities.

                        CAPITALIZATION AND VOTING RIGHTS

         The authorized capital of the Trust consists of an unlimited number of shares of beneficial interest (no par value per share). When issued, shares of each class of the Fund are fully paid and non-assessable. No class of shares has preemptive rights or subscription rights.

         The Declaration of Trust permits the Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes. The Trust currently consists of five series, one of which, the Fund, is addressed in this SAI. Pursuant to the Declaration of Trust, the Trustees may terminate any Fund without shareholder approval. This might occur, for example, if the Fund fails to maintain an economically viable size. The Trustees have authorized the issuance of Class A, Class B, and Class C shares for the Fund. The Trustees have further authorized the issuance of Class A, Class B, and Class C shares for Henderson European Focus Fund, Henderson Global Technology Fund, Henderson International Opportunities Fund and Henderson Income Advantage Fund, which are offered under a separate prospectus and SAI.

         Shareholders have the right to vote for the election of Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the Trust's Declaration of Trust and By-Laws. The Trust is not required to hold a regular annual meeting of shareholders, and it does not intend to do so. Shares of each class of the Fund entitle its holders to one vote per share (with proportionate voting or fractional shares). Shareholders of the Fund or class are entitled to vote alone on matters that only affect the Fund or class. All Funds and classes of shares of the Fund will vote together, except when a separate vote is permitted or required by the 1940 Act or written instrument. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of the Fund. Voting regarding the distribution plan applicable to Class A, Class B or Class C shareholders will be regarded as separate matters requiring separate vote by class. If the Trustees determine that a matter does not affect the interests of a fund, then the shareholders of that fund will not be entitled to vote on that matter. Matters that affect the Trust in general will be voted upon collectively by the shareholders of all Funds of the Trust.

         As used in this SAI and the Prospectus, the phrase "majority of the outstanding voting securities" of the Fund or class means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (2) more than 50% of the outstanding shares of the Fund (or of the Trust).

         With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the Fund if a majority of the outstanding voting securities of the Fund or class votes for the approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting securities of any other fund or class of the Fund or the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

         The Declaration of Trust provides that the holders of not less than two-thirds of the outstanding shares of the Trust may remove a person serving as Trustee. Meetings of shareholders will be called at any time by a majority of Trustees and shall be called by any Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Trust.

         The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board, in which case the holders of the remaining shares would not be able to elect any Trustees.

         Under Delaware law, the Trust's shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims liability of the shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder of any Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote. No series of the Trust is liable for the obligations of any other series of the Trust.

         The SEC adopted Rule 18f-3 under the 1940 Act, which permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. The Board has adopted a Multi-Class Plan under Rule 18f-3 on behalf of the Fund. The Multi-Class Plan includes the following: (i) shares of each class of the Fund are identical, except that each class bears certain class-specific expenses and has separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of one class differ from the interests of shareholders of another class; (ii) subject to certain limitations described in the Prospectus, shares of a particular class of the Fund may be exchanged for shares of the same class of another Henderson fund; and (iii) the Fund's Class B shares will convert automatically into Class A shares after a period of eight years, based on the relative net asset value of such shares at the time of conversion.

                 PURCHASES, EXCHANGES AND REDEMPTION INFORMATION

         PURCHASES. As described in the Prospectus, shares of the Fund may be purchased in a number of different ways. Such alternative sales arrangements permit an investor to choose the method of purchasing shares that is most beneficial depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. An investor may place orders directly through the Transfer Agent or the Distributor or through arrangements with his/her authorized broker and/or financial advisor.

         RETIREMENT PLANS. Shares of the Fund may be purchased in connection with various types of tax deferred retirement plans, including individual retirement accounts ("IRAs"), qualified plans, deferred compensation for public schools and charitable organizations (403(b) plans) and simplified employee pension IRAs ("SEP IRAs").

         EXCHANGES. As described in the Prospectus, shareholders of the Fund have an exchange privilege with other Henderson Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Henderson Fund into which the exchange is to be made.

         INITIAL SALES CHARGES. Class A shareholders may exchange their Class A shares ("outstanding Class A shares") for Class A shares of another Henderson Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares.

         ADDITIONAL PAYMENTS. Institutions such as broker/dealer firms or banks may be paid fees out of the assets of the Adviser or its affiliates for marketing and servicing shares of the Fund. These fees do not come out of the Fund's assets. Investment professionals receive such fees for providing distribution-related services or services such as advertising, sponsoring activities to promote sales, and maintaining shareholder accounts. These payments may be based on factors such as the number or value of shares the investment professionals may sell, the value of client assets invested, and/or the type and nature of sales support furnished by the institution.

         ADDITIONAL CHARGES. Dealers and financial intermediaries may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectus and this SAI. Your dealer will provide you with specific information about any processing or service fees you will be charged.

         CONTINGENT DEFERRED SALES CHARGES - CLASS A, CLASS B AND CLASS C SHARES. Class A shareholders may exchange their Class A shares that are subject to a CDSC, as described in the Prospectus ("outstanding Class A shares"), for Class A shares of another Henderson Fund ("new Class A shares") on the basis of the relative net asset value per Class A share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period following an exchange if such period is longer than the CDSC period, if any, applicable to the new Class A shares.

         Class B shareholders may exchange their Class B shares ("outstanding Class B shares") for Class B shares of another Henderson Fund ("new Class B shares") on the basis of the relative net asset value per Class B share, without the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class B shares. Class B shareholders of any Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable to the new Class B shares.

         The following CDSC table applies to Class B shares:

         ------------------------------------- ----------------------------------------------------------------------
                                               CONTINGENT DEFERRED SALES CHARGE AS A PERCENTAGE OF DOLLAR AMOUNT
         YEAR SINCE PURCHASE                   SUBJECT TO CHARGE
         ------------------------------------- ----------------------------------------------------------------------
         First                                 5%
         ------------------------------------- ----------------------------------------------------------------------
         Second                                4%
         ------------------------------------- ----------------------------------------------------------------------
         Third                                 4%
         ------------------------------------- ----------------------------------------------------------------------
         Fourth                                3%
         ------------------------------------- ----------------------------------------------------------------------
         Fifth                                 2%
         ------------------------------------- ----------------------------------------------------------------------
         Sixth                                 1%
         ------------------------------------- ----------------------------------------------------------------------
         Seventh and thereafter                0%
         ------------------------------------- ----------------------------------------------------------------------

         Class C shareholders may exchange their Class C shares ("outstanding Class C shares") for Class C shares of another Henderson Fund ("new Class C shares") on the basis of the relative net asset value per Class C share, without the payment of any CDSC that would otherwise be due upon redemption. (Class C shares are subject to a CDSC of 1.00% if redeemed within eighteen months of the date of purchase.)

         For purposes of computing the CDSC (and conversion feature, if applicable) that may be payable upon the redemption of the new Class A, Class B or Class C shares, the holding period of the outstanding shares is "tacked" onto the holding period of the new shares.

         Each exchange will be made on the basis of the relative net asset value per share of the Fund involved in the exchange next computed following receipt by the Transfer Agent of telephone instructions or a properly executed request. Exchanges, whether written or telephonic, must be received by the Transfer Agent by the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive the price next determined following receipt of the request. The exchange privilege may be modified or terminated at any time, upon at least 60 days' notice to the extent required by applicable law.

         An exchange of shares between any of the Henderson Funds will generally result in a taxable gain or loss. Generally, this will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares surrendered) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange. See "Federal Income Tax Matters."

         With limited exceptions, gain realized by a tax-deferred retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

         CONVERSION OF CLASS B SHARES. As described in the Prospectus, Class B shares of the Fund will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, no later than the month following the eighth anniversary of the initial issuance of such Class B shares of the Fund occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean: (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the exchange privileges for Class B shares) the date on which the original Class B shares were issued. For purposes of conversion of Class B shares, Class B shares purchased through the reinvestment of dividends and capital gain distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

         REDEMPTIONS. As described in the Prospectus, shares of the Fund are redeemed at their net asset value next determined after a proper redemption request has been received by the Transfer Agent, less any applicable CDSC.

         Unless a shareholder requests that the proceeds of any redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven calendar days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption beyond seven calendar days, (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or (iii) for such other periods as the SEC may by order permit for the protection of shareholders of any Fund.

         Under unusual circumstances, when the Board deems it in the best interest of the Fund's shareholders, the Fund may make payment for shares repurchased or redeemed in whole or in part in securities of the Fund taken at current values. The Trust has made an election pursuant to Rule 18f-1 under the 1940 Act. This requires the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or 1% of the Fund's net asset value at the beginning of the 90-day period during which such redemptions are in effect, if that amount is less than $250,000). Should payment be made in securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting these assets into cash.

         OTHER REDEMPTION INFORMATION. If a shareholder has given authorization for telephonic redemption privilege, shares can be redeemed and proceeds sent by Federal wire to a single previously designated bank account. Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions. The Trust reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice. The Trust cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

         The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange instructions communicated by telephone to confirm that such instructions are genuine.

                                 NET ASSET VALUE

         The net asset value per share of the Fund is computed by dividing the value of the Fund's aggregate net assets (i.e., its total assets less its liabilities) by the number of the Fund's shares outstanding. For purposes of determining the Fund's aggregate net assets, receivables are valued at their realizable amounts. The Fund's liabilities, if not identifiable as belonging to a particular class of the Fund, are allocated among the Fund's several classes based on their relative net asset size. Liabilities attributable to a particular class are charged to that class directly. The total liabilities for a class are then deducted from the class's proportionate interest in the Fund's assets, and the resulting amount is divided by the number of shares of the class outstanding to produce its net asset value per share.

         Securities traded on a recognized stock exchange or market are valued at the last reported sales price or at the official closing price if such price is deemed to be representative of value at the close of such exchange on which the securities are principally traded. If no sale is reported at that time, the average between the last bid and asked price (the "Calculated Mean") is used. Unless otherwise noted herein, the value of a foreign security is determined in its national currency as of the normal close of trading on the foreign exchange or OTC market in which it is primarily traded or as of the close of regular trading on the NYSE, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, Eastern time, on the day the value of the foreign security is determined.

         A debt security normally is valued on the basis of the last updated sale price or a market value from a pricing service that takes into account appropriate valuation factors or by obtaining a direct written broker-dealer quotation from a dealer who has made a market in the security. Interest bearing commercial paper which is purchased at par will be valued at par. Interest is accrued daily. Money market instruments purchased with an original or remaining maturity of 60 days or less maturing at par, are valued at amortized cost, which the Board believes approximates market value.

         Options, futures contracts and options on futures contracts are valued at the last reported sale price on the exchange on which it is principally traded, if available, and otherwise is valued at the last reported sale price on the other exchange(s). If there were no reported sales on any exchange, the option shall be valued at the Calculated Mean, if possible.

         Securities and other assets for which market prices are not readily available are priced at their "fair value" as determined by the Adviser in accordance with procedures approved by the Board. Trading in securities on many foreign securities exchanges is normally completed before the close of regular trading on the NYSE. Trading on foreign exchanges may not take place on all days on which there is regular trading on the NYSE, or may take place on days on which there is no regular trading on the NYSE (e.g., any of the national business holidays identified below). If events materially affecting the value of the Fund's portfolio securities occur between the time when a foreign exchange closes and the time when that Fund's net asset value is calculated (see following paragraph), such securities may be valued at fair value as determined by the Adviser in accordance with procedures approved by the Board.

         Portfolio securities are valued (and net asset value per share is determined) as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for trading. The NYSE and the Trust's offices are expected to be closed, and net asset value will not be calculated, on the following national business holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. On those days when either or both of the Fund's Custodian or the NYSE close early as a result of a partial holiday or otherwise, the Trust reserves the right to advance the time on that day by which purchase and redemption requests must be received.

         The number of shares you receive when you place a purchase order, and the payment you receive after submitting a redemption request, is based on the Fund's net asset value next determined after your instructions are received in proper form by the Transfer Agent or by your registered securities dealer. Each purchase and redemption order is subject to any applicable sales charge. Since the Fund invests in securities that are listed on foreign exchanges that may trade on weekends or other days when the Fund does not price its shares, the Fund's net asset value may change on days when shareholders will not be able to purchase or redeem the Fund's shares. The sale of the Fund's shares will be suspended during any period when the determination of its net asset value is suspended pursuant to rules or orders of the SEC and may be suspended by the Board whenever in its judgment it is in the Fund's best interest to do so.

                           FEDERAL INCOME TAX MATTERS

         The following is a general discussion of certain U.S. federal income tax consequences of investing in the Fund. It is merely a summary and is not an exhaustive discussion of all possible situations or of all potentially applicable taxes. Accordingly, investors should consult with a competent tax adviser before making an investment in any Fund. The Fund is not managed for tax-efficiency.

         The Fund intends to qualify for and to elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stocks, securities or foreign currencies, or other income derived with respect to its business of investing in such stocks, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the market value of the Fund's total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies) or of two ore more issuers controlled by the Fund and engaged in the same, similar or related trades or business.

         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. However, the Fund will generally be subject to corporate income tax (currently imposed at a maximum rate of 35%) on any undistributed income. The Fund intends to distribute all such income.

         Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% federal excise tax at the Fund level. To avoid this tax, the Fund must distribute during each calendar year, (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of this excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year the distributions are declared, rather than the calendar year in which the distributions are received.

         CURRENCY FLUCTUATIONS - " `SECTION 988' GAINS OR LOSSES". Gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues receivables or liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains or losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. The Fund may elect to mark to market its PFIC shares, resulting in the shares being treated as sold at fair market value on the last business day of each taxable year. Any resulting gain would be reported as ordinary income; any resulting loss and any loss from an actual disposition of the shares would be reported as ordinary loss to the extent of any net gains reported in prior years. Under another election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.

         The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires an option, futures contract, forward contract, hedge instrument or other similar investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of U.S. federal income and excise taxes.

         DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in the Fund's income in each taxable year such debt security is held, even though payment of that amount is not received until a later time, usually when the debt security matures.

         Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments.

         Some of the debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

         The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.

         DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder whether paid in cash or shares. Dividends paid by the Fund that are derived from dividends received from U.S. corporations and certain qualified foreign corporations, may qualify for the dividends received deduction available to corporate shareholders under Section 243 of the Code (the "Dividend Received Deduction") or the reduced rates of federal income taxation for "qualified dividend income" currently available to a noncorporate shareholder under Section 1(h)(11) of the Code. Corporate shareholders who otherwise are eligible to claim the Dividends Received Deduction will generally be able to deduct 70% of such qualifying dividends. The Internal Revenue Service has ruled that corporate shareholders of a regulated investment company must meet the 45-day holding period requirements of Section 246(c)(1)(A) of the Code with respect to the shares of the regulated investment company to qualify for the Dividends Received Deduction. If a portion of the Fund's net investment company taxable income is attributable to "qualified dividend income," as such term is defined in Section 1(h)(11) of the Code, then for taxable years beginning on or before December 31, 2008, distributions of such qualified dividend income by the Fund to noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain provided certain holding period and other requirements are satisfied. For such taxable years, the maximum federal income tax rate applicable to net capital gain for noncorporate investors has been reduced to 15%. The alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.

         Distributions of net capital gain (i.e. the excess of net long-term capital gains over net short-term capital losses and capital carryovers from prior years), if any, designated by the Fund as capital gain dividends, are taxable to shareholders as long-term capital gains whether paid in cash or in shares, and regardless of how long the shareholder has held the Fund's shares; such distributions are not eligible for the Dividends Received Deduction or for treatment as "qualified dividend income". Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of that Fund on the distribution date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits, if any, will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his, her or its shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his, her or its shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal income tax status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

         If the net asset value of shares is reduced below a shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Shareholders should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

         DISPOSITION OF SHARES. Upon a redemption, sale or exchange of a shareholder's shares, such shareholder will generally realize a taxable gain or loss depending upon his or her basis in the shares disposed. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and, if so, will be long-term or short-term, depending upon how long the shareholder held such shares. Shares held for 1 year or less will be taxed as short-term capital gain. Shares held for more than 1 year will be taxed as long-term capital gain. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six-months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

         In some cases, shareholders will not be permitted to take all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of the Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same Fund or another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares. The term "reinvestment right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

         FOREIGN WITHHOLDING TAXES. Income received by the Fund from sources within a foreign country may be subject to withholding and other taxes imposed by that country.

         If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to "pass-through" to its shareholders the amount of foreign income and similar taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign income and similar taxes paid by the Fund, and will be entitled either to deduct his or her pro rata share of foreign income and similar taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income taxes, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Foreign taxes generally may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by that Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which represents income derived from sources within each such country.

         Generally, except in the case of certain electing individual taxpayers who have limited creditable foreign taxes and no foreign source income other than passive investment-type income, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the Fund makes the election described in the preceding paragraph, the source of that Fund's income flows through to its shareholders. With respect to the Fund, gains from the sale of securities generally will be treated as derived from U.S. sources and Section 988 gains will generally be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, including foreign source passive income received from the Fund. In addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals. Furthermore, the foreign tax credit is eliminated with respect to foreign taxes withheld on dividends if the dividend-paying shares or the shares of the Fund are held by the Fund or the shareholder, as the case may be, for less than 16 days (46 days in the case of preferred shares) during the 30-day period (90-day period for preferred shares) beginning 15 days (45 days for preferred shares) before the shares become ex-dividend. In addition, if the Fund fails to satisfy these holding period requirements, it cannot elect to pass through to shareholders the ability to claim a deduction for related foreign taxes.

         The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

         DISCLOSURE STATEMENTS FOR LARGE LOSSES. If a shareholder recognizes a loss with respect to Fund shares of $2 million or more in a single taxable year (or $4 million or more in any combination of taxable years) for shareholders who are individuals, S corporations or trusts, or $10 million or more in a single taxable year (or $20 million or more in any combination of taxable years) for a corporate shareholder, the shareholder must file with the Internal Revenue Service ("IRS") a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

         BACKUP WITHHOLDING. The Fund will be required to report to the IRS all taxable distributions as well as gross proceeds from the redemption of that Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be subject to withholding of federal income tax at a rate of 28% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number,
(2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability provided the appropriate information is furnished to the IRS.

         Distributions may also be subject to additional federal, state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them before making an investment in any Fund.

                             REGISTRATION STATEMENT

         This SAI and the Fund's Prospectus do not contain all the information included in the Fund's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C. Text-only versions of Fund documents can be viewed online or downloaded from the SEC at http:/www.sec.gov.

         Statements contained herein and in the Fund's Prospectus as to the contents of any contract of other documents referred to are not necessarily complete, and, in such instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Fund's registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

         The Henderson U.S. Core Growth Fund commenced operations on April 30, 2004. Therefore, as of the date of this SAI, no financial statements are available for the Fund.

                                   APPENDIX A

DESCRIPTION OF STANDARD & POOR'S RATINGS GROUP ("S&P") AND MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE BOND AND COMMERCIAL PAPER RATINGS

From "Moody's Bond Record," November 1994 Issue (Moody's Investors Service, New York, 1994), and "Standard & Poor's Municipal Ratings Handbook," October 1997 Issue (McGraw Hill, New York, 1997).

MOODY'S:

         (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa by Moody's are considered medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         (b) COMMERCIAL PAPER. The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue. Issuers rated Prime-2 are deemed to have a strong ability for repayment while issuers voted Prime-3 are deemed to have an acceptable ability for repayment. Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P:

         (a) CORPORATE BONDS. An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Debt rated BBB by S&P is regarded by S&P as having an adequate capacity to pay interest and repay principal. Although such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

         Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         The rating CI is reserved for income bonds on which no interest is being paid. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         (b) COMMERCIAL PAPER. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

         The commercial paper rating A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation. For commercial paper with an A-2 rating, the capacity for timely payment on issues is satisfactory, but not as high as for issues designated A-1. Issues rated A-3 have adequate capacity for timely payment, but are more vulnerable to the adverse effects of changes in circumstances than obligations carrying higher designations.

         Issues rated B are regarded as having only speculative capacity for timely payment. The C rating is assigned to short-term debt obligations with a doubtful capacity for payment. Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period.

                             HENDERSON GLOBAL FUNDS
                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS

      (a) (i) Declaration of Trust is incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

          (ii) Written Instrument establishing and designating a Series and Class of Interests with respect to Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.


         (iii) Written Instrument establishing and designating a Series and Class of Interests with respect to Henderson U.S. Core Growth Fund to be filed by amendment.


     (b) By-Laws are incorporated herein by reference to the Registrant's Registration Statement filed on Form N-1A with the Commission on June 4, 2001.

     (c)  Not Applicable.

      (d)  (i) Investment Advisory Agreement between Registrant and
               Henderson Global Investors (North America) Inc. dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ii) Sub-Advisory Agreement between Henderson Global Investors (North America) Inc. and Henderson Investment Management Limited dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

         (iii) Letter Agreement to Investment Advisory Agreement between Registrant on behalf of Henderson Income Advantage Fund and Henderson Global Investors (North America) Inc. is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

          (iv) Letter Agreement to Investment Advisory Agreement between Registrant on behalf of Henderson U.S. Core Growth Fund and Henderson Global Investors (North America) Inc. to be filed by amendment.


          (v) Sub-Advisory Agreement between Henderson Global Investors (North America) Inc. and Gardner Lewis Asset Management with respect to the Henderson U.S. Core Growth Fund to be filed by amendment.

      (e) (i) Distribution Agreement between Registrant and Forum Fund Services, LLC dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ii) Amendment to Distribution Agreement between Registrant on behalf of Henderson Income Advantage Fund and Forum Fund Services, LLC is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.


         (iii) Amendment to Distribution Agreement between Registrant on behalf of Henderson U.S. Core Growth Fund and Forum Fund Services, LLC to be filed by amendment.


     (f)  Not Applicable.

      (g) (i) Custodian Agreement between Registrant and State Street Bank and Trust Company dated August 24, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ii) Notice to Custodian Agreement between Registrant on behalf of Henderson Income Advantage Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

         (iii) Notice to Custodian Agreement between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company to be filed by amendment.

      (h) (i) Administration Agreement between Registrant and State Street Bank and Trust Company dated August 31, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.


          (ii) Notice to Administration Agreement between Registrant on behalf of Henderson Income Advantage Fund and State Street Bank and Trust Company is filed herein.

         (iii) Notice to Adminstration Agreement between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company to be filed by amendment.

          (iv) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated September 1, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (v) Amendment to Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company dated March 18, 2003 is is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.

          (vi) Notice to Transfer Agency and Service Agreement between Registrant on behalf of Henderson Income Advantage Fund and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.


         (vii) Notice to Transfer Agency and Service Agreement between Registrant on behalf of Henderson U.S. Core Growth Fund and State Street Bank and Trust Company to be filed by amendment.

        (viii) Expense Limitation Agreement between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson European Focus Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ix) Expense Limitation Agreement between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Global Technology Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (x) Expense Limitation Agreement between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson International Opportunities Fund dated November 4, 2002 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (xi) Expense Limitation Agreement between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.

         (xii) Expense Limitation Agreement between Henderson Global Investors (North America) Inc. and the Registrant, on behalf of the Henderson U.S. Core Growth Fund to be filed by amendment.


      (i) (i) Opinion and consent of counsel is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ii) Opinion and consent of counsel with respect to Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 29, 2003.


         (iii) Opinion and consent of counsel with respect to Henderson U.S. Core Growth Fund to be filed by amendment.


     (j)  Not Applicable.

     (k)  Not Applicable.

     (l) (i) Subscription Agreement dated August 30, 2001 is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

          (ii) Subscription Agreement for Henderson Income Advantage Fund is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 25, 2003.


         (iii) Subscription Agreement for Henderson U.S. Core Growth Fund to be filed by amendment.


     (m) Rule 12b-1 Plan is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on November 22, 2002.

     (n) Multi-Class Plan is incorporated herein by reference to the Pre-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 10, 2001.

     (o)  Reserved.


     (p)  (i)  Code of Ethics of Registrant, Henderson Global Investors
               (North America) Inc. and Henderson Investment Management Ltd is filed herein.

          (ii) Code of Ethics of Gardner Lewis Asset Management to be filed by amendment.


      (q) (i) Power of Attorney for Messrs. Wurtzebach, Baker and Gerst is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001.

          (ii) Power of Attorney for Mr. Chesley is incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not Applicable.

ITEM 25.      INDEMNIFICATION

         Article V. Section 5.2 or the Registrant's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, Officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

         Registrant has obtained insurance coverage for its Trustees and officers.

ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Henderson Global Investors (North America) Inc. (the "Adviser") serves as the investment adviser of the Registrant and other institutional investors and individual investors. Henderson Investment Management Limited ("Henderson") serves as the investment subadviser of the Registrant and other investment companies and institutional investors. The principal executive officers of the the investment adviser and subadviser and their positions with the investment adviser and subadviser are:

    Name                            Position with Adviser
    ----                            ---------------------
    Charles H. Wurtzebach           Managing Director
    Douglas G. Denyer               Vice President and Treasurer
    Brian C. Booker                 Secretary

    Name                            Position with Henderson
    ----                            -----------------------
    George I. Buckley               Director and Global Chief Investment Officer
    Nicholas T. Hiscock             Director, Finance and Operations
    Iain C. Clark                   Chief Investment Officer
    Michael G. Clare                Director
    James N. B.Darkins              Director
    Roger P. Yates                  Chief Executive
    Ann E. Rein                     Director
    Shirley J. Garrood              Director
    Ross R. Maclean                 Compliance Officer

         For further information relating to the Adviser's and Henderson's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Henderson Global Investors (North America) Inc. - SEC File No. 801-47202; and Henderson Investment Management Ltd. - SEC File No. 801-55577.

         Gardner Lewis Asset Management L.P. serves as the investment subadviser for the Henderson U.S. Core Growth Fund of the Registrant. The principal executive officers of the subadviser and their positions with subadviser are:

              Name                             Position with Subadviser
              ----                             ------------------------

    W. Whitfield Gardner                    Limited Partner and Chairman and
                                            Chief Executive Officer of Gardner
                                            Lewis Asset Management, Inc.
                                            (General Partner)

    John L. Lewis IV                        Limited Partner and President of
                                            Gardner Lewis Asset Management, Inc.
                                            (General Partner)

         For further information relating to the Subadviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Gardner Lewis Asset Management L.P. - SEC File No. 801-36476.


ITEM 27.      PRINCIPAL UNDERWRITERS.

          (a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Century Capital Management Trust, The Cutler Trust, Forum Funds, JCM Series Trust, Monarch Funds and Sound Shore Fund, Inc.

          (b) The following officers of Forum Fund Services, LLC, the Registrant's underwriter, hold the following positions with the Registrant. Their business address is Two Portland Square, Portland, Maine 04101.

Name                    Position with Underwriter       Position with Registrant
-----                   -------------------------       ------------------------
John Y. Keffer          Director                        None
Charles F. Johnson      Treasurer                       None
Benjamin L. Niles       Vice President                  None
David I. Goldstein      Secretary                       None
Dana A. Lukens          Assistant Secretary             None
Fred Skillin            Assistant Treasurer             None
Nanette K. Chern        Chief Compliance Officer        None

          (c)  Not Applicable.

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS

         The account books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of:

          (a) Henderson Global Investors (North America) Inc., 737 North Michigan Avenue, Suite 1950, Chicago, Illinois 60611 (records as investment adviser)

          (b) Henderson Investment Management Ltd., 4 Broadgate, London UK EC2M 20A (records as investment subadviser);


          (c) Gardner Lewis Asset Management L.P., 285 Wilmington-West Chester Pike, Chadds Ford, Pennsylvania 19317 (records as investment subadviser);

          (d) State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110 (records as administrator and custodian);

          (e) Boston Financial Data Services, 1250 Hancock Street, Presidents Place, Suite 300N, Quincy, MA 02169 (records as transfer agent); and

          (f) Forum Fund Services, LLC, Two Portland Square, Portland, Maine 04101 (records as distributor).


ITEM 29.      MANAGEMENT SERVICES

         The Registrant has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30.      UNDERTAKINGS

Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in City of Chicago, and State of Illinois on the 13th day of February, 2004.


                                                   HENDERSON GLOBAL FUNDS

                                                   By:   /s/ Sean Dranfield
                                                         --------------------
                                                         Trustee and President

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


SIGNATURES                                           TITLE                              DATE
----------                                           -----                              ----
By:      /s/ Charles H. Wurtzebach*                  Trustee and Chairman                February 13, 2004
         --------------------------
         Charles H. Wurtzebach

By:      /s/ Roland C. Baker*                        Trustee                             February 13, 2004
         --------------------
         Roland C. Baker

By:      /s/ Faris F. Chesley*                       Trustee                             February 13, 2004
         ---------------------
         Faris F. Chesley

By:      /s/ C. Gary Gerst*                          Trustee                             February 13, 2004
         ------------------
         C. Gary Gerst

By:      /s/ Sean Dranfield                          Trustee and                         February 13, 2004
         ------------------                          President
         Sean Dranfield                              (principal executive officer)


By:      /s/ Scott E. Volk                            Vice President and Treasurer  February 13, 2004
         -----------------                            (principal financial officer)
         Scott E. Volk

*By:     /s/ Sean Dranfield
         -------------------
         Sean Dranfield


*Pursuant to powers of attorney filed with Pre-Effective Amendment No. 2 to the Registrant's Registration Statement filed on Form N-1A with the Commission on August 28, 2001 and Post-Effective Amendment No. 1 to the Registrant's Registration Statement filed on Form N-1A with the Commission on September 27, 2002.

                                  EXHIBIT INDEX


Exhibit Number             Exhibit Title

  (h)(ii)                  Notice to Administration Agreement

  (p)(i) Code of Ethics of Registrant, Henderson Global Investors (North America) Inc. and Henderson Investment Management Ltd